UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2017

SSGA Master Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 19.7%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,444,703	$21,973,933

INFLATION LINKED — 23.0%
SPDR Bloomberg Barclays TIPS ETF (c)	371,028	21,137,465
SPDR Citi International Government Inflation-Protected Bond ETF (c)	82,099	4,499,846

		25,637,311

INTERNATIONAL EQUITY — 7.2%
SPDR S&P Global Infrastructure ETF (c)	164,405	8,029,540

NATURAL RESOURCES — 34.0%
PowerShares Global Agriculture Portfolio (b)	88,580	2,278,278
SPDR S&P Global Natural Resources ETF (c)	633,884	26,952,748
SPDR S&P International Energy Sector ETF (c)	119,670	2,184,684
SPDR S&P Metals & Mining ETF (c)	108,189	3,291,109
SPDR S&P Oil & Gas Equipment & Services ETF (c)	46,870	941,618

The Energy Select Sector SPDR Fund (c)	32,158	2,247,844

		37,896,281

REAL ESTATE — 15.9%
SPDR Dow Jones International Real Estate ETF (c)	240,406	8,991,184

SPDR Dow Jones REIT ETF (c)	95,596	8,821,599

		17,812,783

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $118,506,411)		111,349,848

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $230,765)	230,765	230,765

TOTAL INVESTMENTS — 100.0% (Cost $118,737,176)		111,580,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(19,276)

NET ASSETS — 100.0%		$111,561,337

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.
(f)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$21,973,933	$—	$—	$21,973,933
Inflation Linked	25,637,311	—	—	25,637,311
International Equity	8,029,540	—	—	8,029,540
Natural Resources	37,896,281	—	—	37,896,281
Real Estate	17,812,783	—	—	17,812,783
Short-Term Investment	230,765	—	—	230,765

TOTAL INVESTMENTS	$111,580,613	$—	$—	$111,580,613

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays TIPS ETF	307,088	$17,857,167	220,727	156,787	371,028	$21,137,465	$276,699	$(157,163)
SPDR Citi International Government Inflation-Protected Bond ETF	103,106	5,661,551	38,694	59,701	82,099	4,499,846	44,345	(356,445)

See accompanying Notes to Schedules of Investments.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Dow Jones International Real Estate ETF	187,281	$7,764,670	111,803	58,678	240,406	$8,991,184	$534,065	$(136,132)
SPDR Dow Jones REIT ETF	121,440	12,074,780	49,708	75,552	95,596	8,821,599	286,618	253,439
SPDR S&P Global Infrastructure ETF	—	—	205,883	41,478	164,405	8,029,540	75,033	(73,992)
SPDR S&P Global Natural Resources ETF	339,282	12,590,755	395,314	100,712	633,884	26,952,748	140,993	(338,434)
SPDR S&P International Energy Sector ETF	96,628	1,697,744	46,147	23,105	119,670	2,184,684	50,401	(106,564)
SPDR S&P Metals & Mining ETF	19,438	473,704	117,905	29,154	108,189	3,291,109	13,710	104,843
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	47,330	460	46,870	941,618	1,100	(143)
State Street Institutional Liquid Reserves Fund, Premier Class	2,073,243	2,073,243	480,188	2,553,431	—	—	887	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,594,159	1,363,394	230,765	230,765	362	—
The Energy Select Sector SPDR Fund	59,348	4,049,909	45,653	72,843	32,158	2,247,844	65,868	(641,692)

TOTAL		$64,243,523				$87,328,402	$1,490,081	$(1,452,283)

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.5%
COMMODITIES — 4.1%
iShares Currency Hedged MSCI Eurozone ETF	144,210	$4,135,943

DOMESTIC EQUITY — 23.6%
SPDR S&P Dividend ETF (a)	144,777	12,760,645
SPDR Wells Fargo Preferred Stock ETF (a)	112,743	4,956,182
The Financial Select Sector SPDR Fund (a)	79,351	1,882,999
The Industrial Select Sector SPDR Fund (a)	30,851	2,007,166
The Technology Select Sector SPDR Fund (a)	37,123	1,979,027

		23,586,019

DOMESTIC FIXED INCOME — 36.7%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	104,660	5,034,146
SPDR Bloomberg Barclays High Yield Bond ETF (a)	321,500	11,872,995
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	79,012	2,696,680
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	273,485	10,983,158
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	86,442	6,029,329

		36,616,308

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	85,831	4,889,792

INTERNATIONAL EQUITY — 17.4%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	73,182	2,063,001
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	91,219	5,085,459

SPDR S&P Global Infrastructure ETF (a)	64,500	3,150,180
SPDR S&P International Dividend ETF (a)	185,451	7,061,974

		17,360,614

REAL ESTATE — 11.8%
SPDR Dow Jones International Real Estate ETF (a)	132,716	4,963,578
SPDR Dow Jones REIT ETF (a)	73,247	6,759,233

		11,722,811

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $95,323,914)		98,311,487

SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $1,455,109)	1,455,109	1,455,109

TOTAL INVESTMENTS — 100.0% (Cost $96,779,023)		99,766,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(16,601)

NET ASSETS — 100.0%		$99,749,995

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.
(d)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$4,135,943	$—	$—	$4,135,943
Domestic Equity	23,586,019	—	—	23,586,019
Domestic Fixed Income	36,616,308	—	—	36,616,308
Inflation Linked	4,889,792	—	—	4,889,792
International Equity	17,360,614	—	—	17,360,614
Real Estate	11,722,811	—	—	11,722,811
Short-Term Investment	1,455,109	—	—	1,455,109

TOTAL INVESTMENTS	$99,766,596	$—	$—	$99,766,596

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays Convertible Securities ETF	118,404	$5,190,831	1,729	15,473	104,660	$5,034,146	$193,379	$9,500
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	78,097	4,915	73,182	2,063,001	—	(2,011)
SPDR Bloomberg Barclays High Yield Bond ETF	351,674	12,554,762	9,076	39,250	321,500	11,872,995	554,361	(22,054)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	208,399	7,271,041	41,407	170,794	79,012	2,696,680	133,731	(9,476)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	253,475	10,699,180	54,051	34,041	273,485	10,983,158	320,017	35,044
SPDR Bloomberg Barclays Long Term Treasury ETF	122,621	9,787,608	18,823	55,002	86,442	6,029,329	122,532	177,023
SPDR Bloomberg Barclays TIPS ETF	88,421	5,141,681	4,766	7,356	85,831	4,889,792	82,112	14,491
SPDR Dow Jones International Real Estate ETF	147,841	6,129,488	15,406	30,531	132,716	4,963,578	437,040	(71,355)
SPDR Dow Jones REIT ETF	98,971	9,840,687	2,477	28,201	73,247	6,759,233	232,769	57,848
SPDR MSCI Emerging Markets StrategicFactors ETF	21,370	1,065,722	79,209	9,360	91,219	5,085,459	43,691	19,919
SPDR S&P Dividend ETF	137,751	11,560,064	74,173	67,147	144,777	12,760,645	414,961	400,911
SPDR S&P Global Infrastructure ETF	66,584	3,108,141	3,186	5,270	64,500	3,150,180	51,527	26,839
SPDR S&P International Dividend ETF	61,571	2,167,299	134,838	10,958	185,451	7,061,974	107,965	(41,985)
SPDR STOXX Europe 50 ETF	112,268	3,352,322	—	112,268	—	—	—	(507,906)
SPDR Wells Fargo Preferred Stock ETF	108,700	5,002,374	14,456	10,413	112,743	4,956,182	213,446	844
State Street Institutional Liquid Reserves Fund, Premier Class	4,781,480	4,781,480	1,971,477	6,752,957	—	—	3,710	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	5,670,879	4,215,770	1,455,109	1,455,109	2,025	—
The Consumer Discretionary Select Sector SPDR Fund	13,128	1,024,640	—	13,128	—	—	—	81,735
The Consumer Staples Select Sector SPDR Fund	38,571	2,127,191	563	39,134	—	—	12,472	89,333
The Financial Select Sector SPDR Fund	—	—	83,882	4,531	79,351	1,882,999	6,975	5,285
The Industrial Select Sector SPDR Fund	37,083	2,075,165	874	7,106	30,851	2,007,166	32,624	44,305
The Technology Select Sector SPDR Fund	—	—	44,863	7,740	37,123	1,979,027	25,111	19,719

TOTAL		$102,879,676				$95,630,653	$2,990,448	$328,009

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.8%
COMMODITIES — 2.0%
iShares Currency Hedged MSCI Eurozone ETF	140,983	$4,043,392

DOMESTIC EQUITY — 29.4%
SPDR Russell 2000 ETF (a)	24,074	1,963,235
SPDR S&P 500 ETF Trust (a)	155,959	36,765,775
SPDR S&P 500 Value ETF (a)	33,980	3,830,701
SPDR S&P MidCap 400 ETF Trust (a)	12,491	3,902,438
The Financial Select Sector SPDR Fund (a)	157,214	3,730,688
The Industrial Select Sector SPDR Fund (a)	59,084	3,844,005
The Technology Select Sector SPDR Fund (a)	73,471	3,916,739

		57,953,581

DOMESTIC FIXED INCOME — 19.9%
SPDR Bloomberg Barclays Aggregate Bond ETF (a)	68,595	3,918,147
SPDR Bloomberg Barclays High Yield Bond ETF (a)	426,313	15,743,739
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	229,422	7,830,173
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	98,389	3,951,302
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	57,055	3,979,586
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	139,856	3,910,374

		39,333,321

INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (a)	173,008	9,856,266

INTERNATIONAL EQUITY — 31.5%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	70,780	1,995,288
SPDR S&P Emerging Markets ETF (a)	155,444	9,973,287

SPDR S&P Emerging Markets SmallCap ETF (a)	44,359	2,013,012
SPDR S&P International Small Cap ETF (a)	190,849	6,015,561
SPDR S&P World ex-US ETF (a)	1,516,858	42,062,472

		62,059,620

REAL ESTATE — 8.0%
SPDR Dow Jones International Real Estate ETF (a)	159,379	5,960,775
SPDR Dow Jones REIT ETF (a)	105,323	9,719,206

		15,679,981

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $180,148,336)		188,926,161

SHORT-TERM INVESTMENT — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $8,146,856)	8,146,856	8,146,856

TOTAL INVESTMENTS — 99.9% (Cost $188,295,192)		197,073,017
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		137,138

NET ASSETS — 100.0%		$197,210,155

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$4,043,392	$—	$—	$4,043,392
Domestic Equity	57,953,581	—	—	57,953,581
Domestic Fixed Income	39,333,321	—	—	39,333,321
Inflation Linked	9,856,266	—	—	9,856,266
International Equity	62,059,620	—	—	62,059,620
Real Estate	15,679,981	—	—	15,679,981
Short-Term Investment	8,146,856	—	—	8,146,856

TOTAL INVESTMENTS	$197,073,017	$—	$—	$197,073,017

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
SPDR Barclays Intermediate Term Treasury ETF	30,530	$1,882,175	3,292	33,822	—	$—	$13,198	$(21,576)
SPDR Bloomberg Barclays Aggregate Bond ETF	222,017	13,190,030	21,441	174,863	68,595	3,918,146	184,276	(23,091)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	78,888	8,108	70,780	1,995,288	—	(1,001)
SPDR Bloomberg Barclays High Yield Bond ETF	418,891	14,954,409	58,099	50,677	426,313	15,743,739	690,998	16,406
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	216,183	7,542,625	152,002	138,763	229,422	7,830,173	209,085	(88,001)
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	100,712	2,323	98,389	3,951,302	13,261	288
SPDR Bloomberg Barclays Long Term Treasury ETF	121,549	9,702,041	68,542	133,036	57,055	3,979,586	85,555	118,062
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	—	148,634	8,778	139,856	3,910,374	65,037	5,168
SPDR Bloomberg Barclays TIPS ETF	161,908	9,414,950	28,346	17,246	173,008	9,856,266	150,552	13,957
SPDR Dow Jones International Real Estate ETF	259,646	10,764,923	50,045	150,312	159,379	5,960,775	705,185	(529,125)
SPDR Dow Jones REIT ETF	157,151	15,625,524	41,140	92,968	105,323	9,719,207	417,649	(185,393)
SPDR Russell 2000 ETF	—	—	80,327	56,253	24,074	1,963,235	25,181	228,233
SPDR S&P 500 ETF Trust	35,139	7,362,675	146,672	25,852	155,959	36,765,775	472,078	497,745
SPDR S&P 500 Growth ETF	164,140	16,563,367	6,725	170,865	—	—	34,806	1,451,960
SPDR S&P 500 Value ETF	—	—	35,880	1,900	33,980	3,830,701	19,315	5,959
SPDR S&P Emerging Markets ETF	—	—	171,836	16,392	155,444	9,973,287	64,696	22,036
SPDR S&P Emerging Markets SmallCap ETF	—	—	48,876	4,517	44,359	2,013,011	39,034	7,303
SPDR S&P International Small Cap ETF	181,960	5,288,486	39,230	30,341	190,849	6,015,561	223,375	(16,099)
SPDR S&P MidCap 400 ETF Trust	—	—	14,453	1,962	12,491	3,902,438	24,661	56,923
SPDR S&P World ex-US ETF	950,409	23,693,696	933,656	367,207	1,516,858	42,062,472	297,981	(597,136)
State Street Institutional Liquid Reserves Fund, Premier Class	20,031,452	20,031,452	2,526,090	22,557,542	—	—	—	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	25,367,236	17,220,380	8,146,856	8,146,856	—	—
The Consumer Discretionary Select Sector SPDR Fund	46,932	3,663,043	1,251	48,183	—	—	—	196,383
The Consumer Staples Select Sector SPDR Fund	69,248	3,819,027	5,225	74,473	—	—	23,178	122,102
The Financial Select Sector SPDR Fund	—	—	167,184	9,970	157,214	3,730,688	13,480	10,655
The Industrial Select Sector SPDR Fund	65,280	3,653,069	7,279	13,475	59,084	3,844,005	60,906	69,663
The Technology Select Sector SPDR Fund	—	—	88,070	14,599	73,471	3,916,739	47,893	34,409

TOTAL		$167,151,492				$193,029,624	$3,881,380	$1,395,830

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 93.1% (a)
AEROSPACE & DEFENSE — 2.1%
DigitalGlobe, Inc. Senior Secured Term Loan B, 3.73%, 1/15/2024	$4,798,969	$4,823,732
Engility Corp. Senior Secured Term Loan B2, 4.75%, 8/12/2023	4,727,080	4,758,846
TransDigm, Inc.:
Senior Secured Extended Term Loan F, 4.15%, 6/9/2023	8,048,588	8,027,178
Senior Secured Term Loan C, 4.15%, 2/28/2020	2,956,265	2,958,527
Senior Secured Term Loan D, 4.15%, 6/4/2021	4,899,244	4,894,443
Senior Secured Term Loan E, 3.98%, 5/14/2022	5,362,315	5,351,805

		30,814,531

AIRLINES — 1.2%
Air Canada Senior Secured Term Loan B, 3.76%, 10/6/2023	2,821,705	2,842,882
American Airlines, Inc. Senior Secured Term Loan B, 3.41%, 12/14/2023	14,889,249	14,931,610

		17,774,492

AUTOMOBILES — 0.8%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 2.25%, 3/8/2024	4,421,769	4,425,925
CWGS Group LLC Senior Secured Term Loan, 4.73%, 11/8/2023	4,603,846	4,636,073
Doosan Infracore International, Inc. Senior Secured Term Loan B, 4.50%, 5/28/2021	1,380,668	1,399,653
TI Group Automotive Systems LLC Senior Secured Term Loan, 3.73%, 6/30/2022	1,100,945	1,105,530

		11,567,181

BUILDING PRODUCTS — 1.8%
Builders FirstSource, Inc. Senior Secured Term Loan B, 4.00%, 2/29/2024	4,987,500	4,993,111
Jeld-Wen, Inc. Senior Secured Term Loan B, 4.15%, 7/1/2022	1,945,930	1,962,139
Quikrete Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.23%, 11/15/2023	15,447,396	15,610,134
VC GB Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 2/28/2024	3,468,750	3,494,766

		26,060,150

CAPITAL MARKETS — 0.8%
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.48%, 7/9/2022	467,511	469,849
LPL Holdings, Inc. Senior Secured Term Loan B, 3.61%, 3/10/2024	4,678,363	4,691,532
RPI Finance Trust Senior Secured Term Loan B6, 3.15%, 3/27/2023	6,569,741	6,596,414

		11,757,795

CHEMICALS — 1.5%
Alpha 3 B.V. Senior Secured Term Loan B1, 4.15%, 1/31/2024	1,780,627	1,787,313
Avantor Performance Materials Holdings, Inc.:
Senior Secured 1st Lien Term Loan, 5.00%, 3/10/2024	12,360,999	12,464,028
Senior Secured 2nd Lien Delayed Draw Term Loan, 0.50%, 3/10/2025	129,555	130,526
Senior Secured 2nd Lien Term Loan, 9.25%, 3/10/2025	2,947,368	2,969,474
Senior Secured Term Loan, 4.00%, 3/10/2024	520,463	524,801
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.65%, 2/1/2023	3,856,211	3,894,233
INEOS Styrolution Group GmbH Senior Secured 1st Lien Term Loan, 3.90%, 3/7/2024	434,877	436,419

		22,206,794

COMMERCIAL SERVICES & SUPPLIES — 5.1%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 3.70%, 11/10/2023	9,558,031	9,625,749
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	19,451,309	19,723,627
Senior Secured New Term Loan B4, 4.25%, 8/4/2022	8,257,724	8,310,367
Senior Secured Term Loan B2, 4.23%, 7/8/2020	1,663,478	1,676,303
Senior Secured Term Loan B5, 4.75%, 11/3/2023	7,117,275	7,187,700
GFL Environmental, Inc. Senior Secured Term Loan B, 3.90%, 9/29/2023	1,110,698	1,117,295
KAR Auction Services, Inc.:
Senior Secured Term Loan B2, 4.19%, 3/11/2021	2,767,049	2,796,449
Senior Secured Term Loan B3, 4.50%, 3/9/2023	1,916,350	1,940,707
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	12,642,056	12,677,644
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/2/2022	10,071,743	10,187,115

		75,242,956

COMMUNICATIONS EQUIPMENT — 0.1%
CommScope, Inc. Senior Secured Term Loan B5, 3.48%, 12/29/2022	1,232,665	1,243,833

COMPUTERS & PERIPHERALS — 0.3%
Diebold, Inc. Senior Secured Term Loan, 5.38%, 11/6/2023	825,148	839,328
TierPoint LLC Senior Secured 1st Lien Term Loan B, 5.25%, 11/10/2021	3,382,755	3,393,326

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Western Digital Corp. Senior Secured Term Loan B, 3.73%, 4/29/2023	$794,010	$799,854

		5,032,508

CONSTRUCTION & ENGINEERING — 0.5%
Pike Corp. Senior Secured 1st Lien Term Loan, 4.75%, 3/1/2024	6,986,755	7,074,089

CONSTRUCTION MATERIALS — 0.8%
Forterra, Inc. Senior Secured Term Loan B, 4.50%, 10/25/2023	10,242,647	10,347,634
Headwaters, Inc. Senior Secured Term Loan B, 4.00%, 3/24/2022	2,030,038	2,035,113

		12,382,747

CONTAINERS & PACKAGING — 2.4%
Anchor Glass Container Corp. Senior Secured 1st Lien Term Loan, 4.25%, 12/7/2023	960,422	968,230
Berlin Packaging LLC Senior Secured 1st Lien Term Loan, 4.50%, 10/1/2021	8,314,340	8,373,704
Berry Plastics Group, Inc.:
Senior Secured Term Loan J, 3.52%, 1/19/2024	2,352,941	2,371,235
Senior Secured Term Loan L, 3.11%, 1/6/2021	4,105,503	4,132,455
Berry Plastics Holding Corp. Senior Secured Term Loan I, 3.48%, 10/1/2022	1,485,839	1,497,139
Flex Acquisition Co., Inc. Senior Secured 1st Lien Term Loan, 4.25%, 12/29/2023	7,329,843	7,381,372
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,510,822	1,512,711
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 3.98%, 2/5/2023	5,824,414	5,853,856
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 4.00%, 5/1/2021	1,527,778	1,534,943
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.54%, 6/1/2022	2,196,894	2,205,133

		35,830,778

DISTRIBUTORS — 1.1%
American Builders & Contractors Supply Co., Inc. Senior Secured Term Loan B, 3.73%, 10/31/2023	8,443,894	8,475,558
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	7,091,585	7,117,080

		15,592,638

DIVERSIFIED CONSUMER SERVICES — 1.4%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 4.55%, 3/31/2021	427,668	430,209
Weight Watchers International, Inc. Senior Secured Term Loan B2, 4.07%, 4/2/2020	16,576,647	15,486,567

William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan, 4.29%, 5/6/2021	4,874,069	4,904,532

		20,821,308

DIVERSIFIED FINANCIAL SERVICES — 0.4%
AlixPartners LLP Senior Secured Term Loan B, 4.00%, 7/28/2022	1,759,946	1,768,279
Faenza Acquisition GmbH Senior Secured Term Loan B3, 4.30%, 8/30/2020	2,184,393	2,197,586
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 4.25%, 8/18/2023	1,594,658	1,605,334

		5,571,199

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
Consolidated Communications, Inc.:
Senior Secured Term Loan B, 4.00%, 10/4/2023	6,391,203	6,431,723
Senior Secured Term Loan B2, 3.00%, 10/5/2023	5,514,706	5,547,105
Coral-US Co.-Borrower LLC Senior Secured Term Loan B1, 5.73%, 12/30/2022	5,007,692	5,060,899
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 7.50%, 2/14/2019	4,256,992	4,287,323
Hargray Communications Group, Inc.:
Senior Secured Incremental Term Loan, 4.90%, 6/26/2019	410,306	412,934
Senior Secured Term Loan B, 4.90%, 6/17/2023	7,000,000	7,032,795
Level 3 Financing, Inc. Senior Secured Term Loan B, 3.23%, 2/22/2024	9,134,615	9,161,243
Telesat Canada Senior Secured Term Loan B4, 4.15%, 11/17/2023	11,373,561	11,487,297
Windstream Corp. Senior Secured Repriced Term Loan B6, 4.95%, 3/29/2021	19,065,970	19,224,885

		68,646,204

ELECTRIC UTILITIES — 0.7%
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.40%, 5/6/2020	2,845,982	2,853,993
TEX Operations Co. LLC Senior Secured Exit Term Loan C, 2.75%, 8/4/2023	4,989,821	4,986,179
TPF II Power LLC Senior Secured Term Loan B, 5.00%, 10/2/2023	1,190,476	1,197,470
Vistra Operations Co. LLC Senior Secured Term Loan B2, 4.19%, 12/14/2023	1,906,537	1,912,018

		10,949,660

ELECTRICAL EQUIPMENT — 0.9%
Gates Global LLC Senior Secured Term Loan B, 3.25%, 3/17/2024	7,980,321	8,004,780

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Gates Global, Inc. Senior Secured Term Loan B, 4.40%, 7/6/2021	$1,994,823	$2,000,937
Generac Power Systems, Inc. Senior Secured Extended Term Loan B, 3.75%, 5/31/2023	2,704,996	2,726,947

		12,732,664

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
CPI International, Inc. Senior Secured New Term Loan B, 3.25%, 11/17/2017	7,578,789	7,623,807
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 5/31/2021	6,428,336	6,540,832
Zebra Technologies Corp. Senior Secured Term Loan B, 3.60%, 10/27/2021	1,608,864	1,623,947

		15,788,586

FOOD & STAPLES RETAILING — 2.6%
Albertsons LLC:
Senior Secured Term Loan B4, 3.98%, 8/22/2021	6,905,499	6,943,963
Senior Secured Term Loan B5, 4.40%, 12/22/2022	9,975,000	10,049,812
Senior Secured Term Loan B6, 4.30%, 6/22/2023	2,768,388	2,786,645
Chobani LLC Senior Secured 1st Lien Term Loan, 5.25%, 10/7/2023	7,556,062	7,641,068
Genoa, a QoL Healthcare Co. LLC Senior Secured 1st Lien Term Loan, 4.90%, 10/28/2023	2,983,058	3,004,193
Supervalu, Inc. Senior Secured Refi Term Loan B, 5.50%, 3/21/2019	848,700	856,924
US Foods, Inc. Senior Secured Refi Term Loan B, 3.73%, 6/27/2023	7,808,398	7,891,948

		39,174,553

FOOD PRODUCTS — 0.8%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.00%, 6/2/2023	1,984,366	2,011,810
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.65%, 6/15/2023	3,552,105	3,481,063
Dole Food Co., Inc. Senior Secured Term Loan B, 4.50%, 3/16/2024	4,837,953	4,873,633
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.00%, 8/3/2022	1,079,663	1,091,675

		11,458,181

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Convatec, Inc. Senior Secured Term Loan B, 3.48%, 10/31/2023	2,145,923	2,163,369
DJO Finance LLC Senior Secured Term Loan, 3.25%, 6/8/2020	4,987,310	4,838,738
Onex Carestream Finance LP:
Senior Secured 1st Lien Term Loan, 5.15%, 6/7/2019	5,148,276	4,984,818

Senior Secured 2nd Lien Term Loan, 9.65%, 12/7/2019	10,941,176	9,831,468

		21,818,393

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	2,618,139	2,622,223
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.30%, 8/30/2020	195,282	196,462
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	4,967,224	5,036,144
Community Health Systems, Inc.:
Senior Secured Term Loan G, 3.75%, 12/31/2019	4,997,221	4,973,385
Senior Secured Term Loan H, 3.00%, 1/27/2021	5,000,000	4,940,325
Envision Healthcare Corp. Senior Secured Term Loan B, 4.15%, 12/1/2023	14,139,050	14,280,440
HCA, Inc. Senior Secured Term Loan B8, 3.23%, 2/15/2024	1,334,180	1,346,808
inVentiv Health, Inc. Senior Secured Term Loan B, 4.80%, 11/9/2023	10,169,141	10,224,207
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 4.90%, 6/7/2023	4,252,232	4,312,210
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.40%, 1/31/2021	2,678,182	2,690,742
NVA Holdings, Inc. Senior Secured USD 1st Lien Term Loan B2, 4.65%, 8/14/2021	3,033,545	3,068,628
Sterigenics-Nordion Holdings LLC Senior Secured Term Loan B, 3.25%, 5/15/2022	10,114,943	10,089,655
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.40%, 12/31/2022	2,850,409	2,682,050

		66,463,279

HEALTH CARE TECHNOLOGY — 0.8%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	3,781,777	3,589,530
Press Ganey Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 10/21/2023	2,304,455	2,313,823
Quintiles IMS Incorporated Senior Secured Term Loan B, 3.55%, 3/1/2024	5,468,764	5,523,452

		11,426,805

HOTELS, RESTAURANTS & LEISURE — 8.7%
1011778 BC ULC Senior Secured Term Loan B3, 3.40%, 2/16/2024	13,907,892	13,936,890
Aristocrat Leisure, Ltd. Senior Secured Term Loan B, 3.14%, 10/20/2021	1,557,377	1,568,691

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Boyd Gaming Corp. Senior Secured Term Loan B2, 3.95%, 9/15/2023	$976,190	$983,282
Caesars Entertainment Resort Properties LLC Senior Secured Term Loan B, 7.00%, 10/11/2020	31,839,719	32,078,676
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,725,005	8,667,769
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 8.07%, 7/29/2022	3,549,000	3,577,836
Senior Secured Term Loan B3, 4.57%, 2/1/2024	19,018,093	19,039,489
Jack’s Family Restaurants, Inc. Senior Secured Term Loan B, 4.25%, 3/20/2024	5,636,846	5,672,077
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.77%, 4/14/2021	7,409,581	7,461,263
NPC International, Inc. Senior Secured 1st Lien Term Loan, 3.50%, 3/17/2024	6,557,377	6,626,033
Penn National Gaming, Inc. Senior Secured Term Loan B, 3.52%, 1/19/2024	2,000,000	2,016,000
Scientific Games International, Inc. Senior Secured Term Loan B3, 6.02%, 10/1/2021	13,788,630	13,981,464
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 6.23%, 1/25/2024	4,065,041	4,126,037
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured Term Loan B, 4.29%, 9/2/2021	9,649,062	9,730,500

		129,466,007

HOUSEHOLD DURABLES — 0.4%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan, 4.54%, 11/8/2023	6,607,143	6,638,626

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.48%, 1/31/2022	1,944,608	1,947,642

INSURANCE — 2.1%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.39%, 8/12/2022	2,326,984	2,342,156
AmWINS Group, Inc. Senior Secured Term Loan B, 3.75%, 1/25/2024	5,115,385	5,128,582
AssuredPartners, Inc. Senior Secured Term Loan B, 4.25%, 10/21/2022	3,139,013	3,168,049
Confie Seguros Holding II Co. Senior Secured Term Loan B, 5.75%, 4/19/2022	4,899,022	4,930,669
Hub International, Ltd. Senior Secured Term Loan B, 4.04%, 10/2/2020	10,030,975	10,097,129
NFP Corp. Senior Secured Term Loan B, 4.65%, 1/8/2024	2,925,628	2,959,464

Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 4.40%, 3/1/2021	992,500	996,222
Senior Secured 2nd Lien Term Loan, 6.75%, 2/28/2022	2,000,000	2,003,750

		31,626,021

INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.23%, 8/19/2023	4,556,012	4,556,012

INTERNET SOFTWARE & SERVICES — 4.5%
Abacus Innovations Corp. Senior Secured Term Loan B, 3.25%, 8/16/2023	2,480,829	2,506,878
Go Daddy Operating Company LLC:
Senior Secured Delayed Draw Term Loan, 2.50%, 2/15/2024	9,563,149	9,588,873
Senior Secured Term Loan B, 3.41%, 2/15/2024	7,197,528	7,216,889
GTT Communications, Inc. Senior Secured Term Loan B, 5.00%, 1/9/2024	2,584,197	2,623,503
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.65%, 1/27/2021	3,094,318	3,092,384
Landslide Holdings, Inc. Senior Secured Term Loan B, 5.25%, 1/20/2024	20,115,942	20,256,351
Rackspace Hosting, Inc. Senior Secured 1st Lien Term Loan, 4.54%, 11/3/2023	5,236,875	5,282,331
Sabre GLBL, Inc. Senior Secured Term Loan B, 3.73%, 2/22/2024	10,272,574	10,368,880
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	5,900,013	5,973,763

		66,909,852

IT SERVICES — 2.8%
CompuCom Systems, Inc. Senior Secured Refi Term Loan B, 3.25%, 5/9/2020	5,638,462	4,748,656
First Data Corp.:
Senior Secured Repriced Term Loan, 3.98%, 7/10/2022	20,000,000	20,175,000
Senior Secured Term Loan, 3.98%, 3/24/2021	7,928,694	7,998,070
Gartner, Inc. Senior Secured Term Loan B, 2.00%, 3/14/2024	1,074,627	1,084,702
Global Payments, Inc. Senior Secured Reprice Term Loan B, 3.48%, 4/22/2023	795,650	801,868
NeuStar, Inc. Senior Secured Term Loan A, 3.98%, 1/22/2019	269,769	269,432
TKC Holdings, Inc. Senior Secured Term Loan, 4.75%, 2/1/2023	5,858,808	5,925,950
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	1,185,256	1,197,482

		42,201,160

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Albany Molecular Research, Inc. Senior Secured Term Loan B, 6.01%, 7/16/2021	$2,977,330	$3,007,103
Jaguar Holding Company II Senior Secured Term Loan B4, 4.25%, 8/18/2022	8,989,076	9,029,797

		12,036,900

MACHINERY — 0.6%
Rexnord LLC Senior Secured Term Loan B, 3.75%, 8/21/2023	2,873,239	2,886,586
Wilsonart LLC Senior Secured Term Loan, 4.65%, 12/19/2023	5,234,135	5,290,846

		8,177,432

MEDIA — 9.2%
Altice US Finance I Corp. Senior Secured Term Loan B, 3.98%, 1/25/2025	3,936,840	3,939,930
AMC Entertainment, Inc. Senior Secured New Term Loan B, 3.73%, 12/15/2023	1,921,845	1,941,371
CBS Radio, Inc.:
Senior Secured Term Loan B, 4.50%, 10/17/2023	2,649,522	2,674,362
Senior Secured Term Loan B, 4.50%, 3/2/2024	1,714,286	1,726,071
Charter Communications Operating LLC Senior Secured Term Loan I, 3.23%, 1/15/2024	1,659,610	1,669,526
CSC Holdings LLC Senior Secured 1st Lien Term Loan, 2.25%, 7/9/2025	9,560,721	9,566,697
CSC Holdings, LLC Senior Secured Delayed Draw Term Loan, 2.25%, 7/15/2025	1,620,370	1,618,345
Gray Television, Inc. Senior Secured Term Loan B, 3.33%, 2/7/2024	8,435,081	8,501,887
Lions Gate Entertainment Corp. Senior Secured 1st Lien Term Loan, 3.98%, 12/8/2023	4,701,649	4,736,912
Live Nation Entertainment, Inc. Senior Secured Term Loan B, 3.50%, 10/31/2023	1,021,751	1,033,246
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	14,516,149	14,390,149
Mediacom Illinois LLC Senior Secured Term Loan K, 3.20%, 2/15/2024	1,370,614	1,379,756
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.94%, 1/17/2024	471,415	476,129
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.94%, 1/17/2024	4,862,483	4,911,108
Nielsen Finance LLC Senior Secured Term Loan B3, 3.35%, 10/4/2023	4,590,277	4,625,117
Numericable U.S. LLC Senior Secured Term Loan B7, 5.29%, 1/15/2024	3,125,552	3,138,102

Telenet International Finance S.A.R.L. Senior Secured Term Loan AF, 3.91%, 1/31/2025	3,860,150	3,871,981
Univision Communications, Inc. Senior Secured Term Loan C5, 3.75%, 3/15/2024	14,804,829	14,735,394
Virgin Media Bristol LLC Senior Secured Term Loan I, 3.66%, 1/31/2025	14,788,732	14,845,373
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.55%, 8/18/2023	11,983,805	12,061,999
WMG Acquisition Corp. Senior Secured Term Loan C, 3.75%, 11/1/2023	4,779,354	4,804,374
Ziggo Secured Finance Partnership Senior Secured Term Loan E, 3.41%, 4/15/2025	19,089,037	19,097,913

		135,745,742

METALS & MINING — 0.1%
Atkore International, Inc. Senior Secured 1st Lien Term Loan, 4.15%, 12/22/2023	1,495,016	1,507,865

OIL, GAS & CONSUMABLE FUELS — 0.3%
Energy Transfer Equity L.P. Senior Secured Term Loan B, 3.54%, 2/2/2024	5,000,000	4,996,100

PERSONAL PRODUCTS — 0.4%
Prestige Brands, Inc. Senior Secured Term Loan B4, 3.73%, 1/26/2024	3,041,363	3,073,997
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.48%, 9/7/2023	2,759,568	2,763,790

		5,837,787

PHARMACEUTICALS — 3.4%
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.65%, 11/1/2019	2,217,374	2,225,002
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 6.15%, 7/5/2023	1,676,255	1,709,780
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2021	2,934,104	2,940,222
Horizon Pharma, Inc. Senior Secured Term Loan B, 5.00%, 3/15/2024	9,999,864	10,031,114
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B F1, 5.45%, 4/1/2022	32,858,083	32,987,544

		49,893,662

PROFESSIONAL SERVICES — 2.1%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	5,716,862	5,667,554
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 1/18/2024	18,610,422	18,866,315

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

TransUnion LLC Senior Secured Term Loan B2, 3.48%, 4/9/2023	$6,410,606	$6,460,031

		30,993,900

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Capital Automotive L.P. Senior Secured 1st Lien Term Loan, 4.00%, 3/24/2024	1,016,949	1,028,390
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 4.00%, 10/24/2022	20,892,686	20,863,959

		21,892,349

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 4.75%, 12/1/2022	1,148,546	1,163,627
Realogy Corp. Senior Secured Term Loan B, 3.23%, 7/20/2022	2,303,511	2,329,437

		3,493,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Cavium, Inc. Senior Secured Term Loan B, 3.23%, 8/16/2022	753,281	757,989
Cypress Semiconductor Corp. Senior Secured Term Loan B, 4.58%, 7/5/2021	2,874,880	2,906,014
M/A-COM Technology Solutions Holdings, Inc. Senior Secured Term Loan, 3.86%, 5/7/2021	1,782,659	1,812,189
Microsemi Corp. Senior Secured Term Loan B, 3.23%, 1/15/2023	10,733,012	10,803,421
ON Semiconductor Corp. Senior Secured Term Loan B, 4.23%, 3/31/2023	13,039,545	13,115,631

		29,395,244

SOFTWARE — 8.9%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.40%, 1/25/2021	2,404,864	2,420,796
Aspect Software, Inc. Senior Secured Exit Term Loan, 11.28%, 5/25/2020	7,175,656	7,216,019
Avast Software B.V. Senior Secured Term Loan B, 4.40%, 9/30/2023	2,687,075	2,713,946
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	30,586,290	30,680,189
CCC Information Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.50%, 3/29/2024	4,568,106	4,556,686
Compuware Corp. Senior Secured Term Loan B3, 5.25%, 12/15/2021	16,138,736	16,205,308
DTI Holdco, Inc. Senior Secured Term Loan B, 6.29%, 9/30/2023	1,702,334	1,683,183
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,558,784	5,576,850

Hyland Software, Inc. Senior Secured Term Loan, 4.23%, 7/1/2022	5,730,707	5,809,505
Informatica Corp. Senior Secured Term Loan, 4.65%, 8/5/2022	2,326,726	2,318,187
Kronos Incorporated Senior Secured New 1st Lien Term Loan, 4.00%, 11/1/2023	13,965,000	14,061,777
MA FinanceCo. LLC Senior Secured Term Loan B, 4.79%, 11/19/2021	6,877,449	6,941,925
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.54%, 10/13/2020	4,245,020	4,294,559
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.50%, 2/5/2023	10,187,134	10,208,170
Solera Holdings, Inc. Senior Secured Term Loan B, 4.25%, 3/3/2023	1,914,668	1,926,769
Sophia L.P. Senior Secured Term Loan B, 4.40%, 9/30/2022	3,406,806	3,410,537
Synchronoss Technologies, Inc. Senior Secured Term Loan, 4.08%, 1/19/2024	47,371	47,217
VF Holding Corp. Senior Secured Reprice Term Loan, 4.25%, 6/30/2023	11,343,845	11,414,744

		131,486,367

SPECIALTY RETAIL — 2.0%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 3.70%, 8/13/2021	1,000,000	1,005,625
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.75%, 1/30/2023	4,887,517	4,880,405
Outerwall, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 9/27/2023	841,692	851,266
Petco Animal Supplies, Inc. Senior Secured Term Loan B, 4.29%, 1/26/2023	6,409,412	6,056,894
PetSmart, Inc. Senior Secured Term Loan B2, 4.02%, 3/11/2022	16,881,391	16,163,932

		28,958,122

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Dell, Inc. Senior Secured Term Loan B, 3.49%, 9/7/2023	37,283,296	37,483,321
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.00%, 10/31/2022	3,508,116	3,565,123
RCN Grande Senior Secured 1st Lien Term Loan, 3.98%, 2/1/2024	7,521,739	7,569,803

		48,618,247

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Samsonite International SA Senior Secured Term Loan B, 3.23%, 8/1/2023	938,504	947,452

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.66%, 10/1/2022	1,746,798	1,761,646

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

HD Supply, Inc. Senior Secured Incremental Term Loan B2, 3.90%, 10/17/2023	$3,665,789	$3,695,574
Univar, Inc. Senior Secured Term Loan B, 3.73%, 7/1/2022	9,406,926	9,440,744

		14,897,964

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.40%, 4/13/2020	7,529,490	7,583,627

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,367,824,214)		1,377,238,468

CORPORATE BONDS & NOTES — 7.3%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,069,000

COMMERCIAL SERVICES — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (b)	2,000,000	2,194,800

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Fly Leasing, Ltd. 6.38%, 10/15/2021	3,145,000	3,223,625

ELECTRIC — 0.1%
Calpine Corp. 5.50%, 2/1/2024	1,500,000	1,492,035

ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. 5.88%, 11/15/2026 (b)	1,000,000	1,010,000
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	8,900,000	9,490,070

		10,500,070

FOOD — 0.1%
Dole Food Co., Inc. 7.25%, 5/1/2019 (b)	1,970,000	2,006,938

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (b)	830,000	879,800

HEALTH CARE SERVICES — 2.1%
CHS/Community Health Systems, Inc. 6.88%, 2/1/2022	3,250,000	2,795,000
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (b)	6,000,000	6,464,400
Tenet Healthcare Corp.:
3 Month USD LIBOR +3.50%, 4.63%, 6/15/2020 (c)	3,000,000	3,015,000
5.00%, 3/1/2019	3,000,000	3,005,625
6.75%, 2/1/2020	2,000,000	2,022,500
8.13%, 4/1/2022	13,000,000	13,569,400

		30,871,925

MEDIA — 1.3%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	1,000,000	1,030,000
Gray Television, Inc. 5.88%, 7/15/2026 (b)	3,000,000	3,052,500

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (b)	4,360,000	4,218,300
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (b)	1,000,000	1,013,800
SFR Group SA 6.00%, 5/15/2022 (b)	2,000,000	2,072,600
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (b)	5,000,000	5,087,500
Univision Communications, Inc. 5.13%, 2/15/2025 (b)	2,740,000	2,695,612

		19,170,312

PACKAGING & CONTAINERS — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (b)	2,320,000	2,482,400
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (b)	1,478,000	1,505,786
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR +3.50%, 4.52%, 7/15/2021 (b) (c)	2,000,000	2,046,200

		6,034,386

PHARMACEUTICALS — 0.4%
Valeant Pharmaceuticals International, Inc.:
6.50%, 3/15/2022 (b)	1,734,000	1,783,939
6.75%, 8/15/2018 (b)	3,784,000	3,784,000

		5,567,939

RETAIL — 0.2%
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	3,305,969

SOFTWARE — 0.4%
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,118,750

TELECOMMUNICATIONS — 0.8%
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	2,000,000	2,121,200
FairPoint Communications, Inc. 8.75%, 8/15/2019 (b)	5,170,000	5,327,168
Frontier Communications Corp. 10.50%, 9/15/2022	5,000,000	5,044,000

		12,492,368

TOTAL CORPORATE BONDS & NOTES (Cost $105,871,490)		107,927,917

	Shares

SHORT-TERM INVESTMENT — 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $117,988,147)	117,988,147	117,988,147

TOTAL INVESTMENTS — 108.4%
(Cost $1,591,683,851)		1,603,154,532

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		$(123,597,873)

NET ASSETS — 100.0%		$1,479,556,659

(a)	The rate shown represents the rate at March 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

At March 31, 2017, the Fund had unfunded loan commitments of $10,213,167, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Avantor Performance Materials Holdings, Inc.	$129,555	$130,526	$971
Avantor Performance Materials Holdings, Inc.	520,463	524,801	4,338
Go Daddy Operating Company LLC	9,563,149	9,588,873	25,724

TOTAL			$31,033

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$30,814,531	$—	$30,814,531
Airlines	—	17,774,492	—	17,774,492
Automobiles	—	11,567,181	—	11,567,181
Building Products	—	26,060,150	—	26,060,150
Capital Markets	—	11,757,795	—	11,757,795
Chemicals	—	22,206,794	—	22,206,794
Commercial Services & Supplies	—	75,242,956	—	75,242,956
Communications Equipment	—	1,243,833	—	1,243,833
Computers & Peripherals	—	5,032,508	—	5,032,508
Construction & Engineering	—	7,074,089	—	7,074,089
Construction Materials	—	12,382,747	—	12,382,747
Containers & Packaging	—	35,830,778	—	35,830,778
Distributors	—	15,592,638	—	15,592,638
Diversified Consumer Services	—	20,821,308	—	20,821,308
Diversified Financial Services	—	5,571,199	—	5,571,199
Diversified Telecommunication Services	—	68,646,204	—	68,646,204
Electric Utilities	—	10,949,660	—	10,949,660
Electrical Equipment	—	12,732,664	—	12,732,664
Electronic Equipment, Instruments & Components	—	15,788,586	—	15,788,586
Food & Staples Retailing	—	39,174,553	—	39,174,553
Food Products	—	11,458,181	—	11,458,181
Health Care Equipment & Supplies	—	21,818,393	—	21,818,393
Health Care Providers & Services	—	66,463,279	—	66,463,279
Health Care Technology	—	11,426,805	—	11,426,805
Hotels, Restaurants & Leisure	—	129,466,007	—	129,466,007
Household Durables	—	6,638,626	—	6,638,626
Independent Power Producers & Energy Traders	—	1,947,642	—	1,947,642
Insurance	—	31,626,021	—	31,626,021
Internet & Catalog Retail	—	4,556,012	—	4,556,012
Internet Software & Services	—	66,909,852	—	66,909,852

See accompanying Notes to Schedules of Investments.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$—	$42,201,160	$—	$42,201,160
Life Sciences Tools & Services	—	12,036,900	—	12,036,900
Machinery	—	8,177,432	—	8,177,432
Media	—	135,745,742	—	135,745,742
Metals & Mining	—	1,507,865	—	1,507,865
Oil, Gas & Consumable Fuels	—	4,996,100	—	4,996,100
Personal Products	—	5,837,787	—	5,837,787
Pharmaceuticals	—	49,893,662	—	49,893,662
Professional Services	—	30,993,900	—	30,993,900
Real Estate Investment Trusts (REITs)	—	21,892,349	—	21,892,349
Real Estate Management & Development	—	3,493,064	—	3,493,064
Semiconductors & Semiconductor Equipment	—	29,395,244	—	29,395,244
Software	—	131,486,367	—	131,486,367
Specialty Retail	—	28,958,122	—	28,958,122
Technology Hardware, Storage & Peripherals	—	48,618,247	—	48,618,247
Textiles, Apparel & Luxury Goods	—	947,452	—	947,452
Trading Companies & Distributors	—	14,897,964	—	14,897,964
Wireless Telecommunication Services	—	7,583,627	—	7,583,627
Corporate Bonds & Notes
Aerospace & Defense	—	5,069,000	—	5,069,000
Commercial Services	—	2,194,800	—	2,194,800
Diversified Financial Services	—	3,223,625	—	3,223,625
Electric	—	1,492,035	—	1,492,035
Entertainment	—	10,500,070	—	10,500,070
Food	—	2,006,938	—	2,006,938
Health Care Products	—	879,800	—	879,800
Health Care Services	—	30,871,925	—	30,871,925
Media	—	19,170,312	—	19,170,312
Packaging & Containers	—	6,034,386	—	6,034,386
Pharmaceuticals	—	5,567,939	—	5,567,939
Retail	—	3,305,969	—	3,305,969
Software	—	5,118,750	—	5,118,750
Telecommunications	—	12,492,368	—	12,492,368
Short-Term Investment	117,988,147	—	—	117,988,147

TOTAL INVESTMENTS	$117,988,147	$1,485,166,385	$—	$1,603,154,532

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments (a)	—	31,033	—	31,033

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$117,988,147	$1,485,197,418	$—	$1,603,185,565

(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	68,870,496	$68,870,496	118,632,928	187,503,424	—	$—	$52,910	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	607,789,434	489,801,287	117,988,147	117,988,147	229,362	—

TOTAL		$68,870,496				$117,988,147	$282,272	$—

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 18.9%
AUTOMOBILE — 5.2%
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.05%, 9/15/2019 (a)	$300,000	$300,111
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	108,186	108,108
Hyundai Auto Receivables Trust Series 2013-B, Class A4, 1.01%, 2/15/2019	43,256	43,251
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	59,681	59,632
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A3, 1.12%, 2/15/2019	122,820	122,699
Series 2016-D, Class A2A, 1.06%, 5/15/2019	200,000	199,543

		833,344

CREDIT CARD — 13.7%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	230,240
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 1.30%, 10/15/2021 (a)	400,000	402,616
Barclays Dryrock Issuance Trust Series 2014-2, Class A, 1 Month USD LIBOR + 0.34%, 1.25%, 3/16/2020 (a)	100,000	100,028
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 1 Month USD LIBOR + 0.37%, 1.28%, 6/15/2020 (a)	250,000	250,278
Chase Issuance Trust:
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 1.19%, 4/15/2020 (a)	150,000	150,268
Series 2014-A7, Class A7, ABS, 1.38%, 11/15/2019	350,000	350,111
Citibank Credit Card Issuance Trust Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 1.26%, 5/26/2020 (a)	220,000	220,367
Discover Card Execution Note Trust Series 2013-A6, Class A6, ABS, 1 Month USD LIBOR + 0.45%, 1.36%, 4/15/2021 (a)	300,000	301,304
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR +0.72%, 1.63%, 4/15/2020 (a) (b)	200,000	200,905

		2,206,117

TOTAL ASSET-BACKED SECURITIES (Cost $3,037,693)		3,039,461

CORPORATE BONDS & NOTES — 70.6%
AEROSPACE & DEFENSE — 1.6%
United Technologies Corp. 3 Month USD LIBOR + 0.350%, 1.38%, 11/1/2019 (a)	250,000	251,508

AUTO MANUFACTURERS — 5.0%
American Honda Finance Corp. Series MTN, 3 Month USD LIBOR + 0.28%, 1.33%, 11/19/2018 (a)	300,000	300,510

Toyota Motor Credit Corp.:
Series 2547, 3 Month USD LIBOR + 0.32%, 1.34%, 1/12/2018 (a)	250,000	250,302
Series MTN, 3 Month USD LIBOR + 0.44%, 1.46%, 10/18/2019 (a)	250,000	251,200

		802,012

BANKS — 25.4%
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.42%, 1.46%, 5/8/2017 (a)	150,000	150,039
Bank of Montreal Series MTN, 3 Month USD LIBOR + 0.60%, 1.72%, 12/12/2019 (a)	200,000	200,922
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 1.48%, 1/15/2020 (a)	250,000	250,120
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.06%, 10/23/2019 (a)	409,000	412,992
Series 1, 3 Month USD LIBOR + 1.20%, 2.24%, 4/30/2018 (a)	100,000	100,883
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 2.20%, 6/7/2021 (a)	250,000	254,105
JPMorgan Chase Bank NA 3 Month USD LIBOR + 0.59%, 1.75%, 9/23/2019 (a)	250,000	251,362
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.30%, 1.34%, 7/25/2017 (a)	250,000	250,180
Morgan Stanley 3 Month USD LIBOR + 0.85%, 1.89%, 1/24/2019 (a)	430,000	433,156
PNC Bank NA 3 Month USD LIBOR + 0.40%, 1.50%, 12/7/2018 (a)	250,000	250,328
Royal Bank of Canada Series GMTN, 3 Month USD LIBOR + 0.53%, 1.66%, 3/15/2019 (a)	250,000	251,022
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.59%, 7/2/2019 (a)	250,000	250,588
Series MTN, 3 Month USD LIBOR + 0.84%, 1.88%, 1/22/2019 (a)	100,000	100,950
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.33%, 1/26/2018 (a)	100,000	100,152
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.52%, 10/28/2019 (a)	100,000	100,504
Series MTN, 3 Month USD LIBOR + 0.58%, 1.62%, 1/29/2018 (a)	100,000	100,247
Wells Fargo & Co. 3 Month USD LIBOR + 0.63%, 1.67%, 4/23/2018 (a)	100,000	100,441
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.74%, 1.78%, 1/22/2018 (a)	250,000	251,147
Westpac Banking Corp. 3 Month USD LIBOR + 0.56%, 1.61%, 8/19/2019 (a)	275,000	276,048

		4,085,186

BEVERAGES — 1.2%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 1.43%, 2/1/2019 (a)	200,000	200,684

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 2.2%
American Express Credit Corp. 3 Month USD LIBOR + 0.55%, 1.70%, 3/18/2019 (a)	$350,000	$351,725

ELECTRONICS — 1.5%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28%, 1.32%, 10/30/2019 (a)	235,000	236,507

IT SERVICES — 5.3%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.10%, 5/5/2017 (a)	150,000	150,021
3 Month USD LIBOR + 0.25%, 1.29%, 5/3/2018 (a)	250,000	250,770
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.22%, 2/6/2018 (a)	205,000	205,219
3 Month USD LIBOR + 0.23%, 1.27%, 1/27/2020 (a)	250,000	251,195

		857,205

MACHINERY, CONSTRUCTION & MINING — 2.8%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.17%, 1.28%, 6/9/2017 (a)	200,000	199,996
Series MTN, 3 Month USD LIBOR + 0.25%, 1.30%, 11/20/2017 (a)	250,000	250,205

		450,201

MACHINERY-DIVERSIFIED — 2.5%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.57%, 1.58%, 1/8/2019 (a)	200,000	201,273
Series MTN, 3 Month USD LIBOR + 0.22%, 1.35%, 12/15/2017 (a)	200,000	200,252

		401,525

MISCELLANEOUS MANUFACTURER — 1.2%
General Electric Co. Series MTN, 3 Month USD LIBOR + 0.71%, 1.86%, 4/2/2018 (a)	200,000	201,171

OIL & GAS — 11.8%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.51%, 1.46%, 2/13/2018 (a)	250,000	250,475
3 Month USD LIBOR + 0.43%, 1.54%, 5/10/2018 (a)	250,000	250,864
Chevron Corp. 3 Month USD LIBOR + 0.36%, 1.40%, 11/9/2017 (a)	250,000	250,488
ConocoPhillips Co. 3 Month USD LIBOR + 0.33%, 1.37%, 5/15/2018 (a)	100,000	100,129
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.47%, 9/12/2019 (a)	300,000	301,164
3 Month USD LIBOR + 0.58%, 1.61%, 11/10/2018 (a)	250,000	251,785
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.24%, 11/9/2017 (a)	250,000	250,135
3 Month USD LIBOR + 0.46%, 1.50%, 11/8/2018 (a)	250,000	251,250

		1,906,290

PHARMACEUTICALS — 1.6%
Pfizer, Inc. 3 Month USD LIBOR + 0.30%, 1.43%, 6/15/2018 (a)	250,000	250,570

RETAIL — 2.5%
Home Depot, Inc. 3 Month USD LIBOR + 0.37%, 1.50%, 9/15/2017 (a)	150,000	150,264
Lowe’s Cos., Inc. 3 Month USD LIBOR + 0.42%, 1.53%, 9/10/2019 (a)	250,000	251,310

		401,574

SEMICONDUCTORS — 0.9%
QUALCOMM, Inc. 3 Month USD LIBOR + 0.27%, 1.32%, 5/18/2018 (a)	150,000	149,973

SOFTWARE — 1.6%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 1.52%, 10/8/2019 (a)	250,000	252,298

TELECOMMUNICATIONS — 2.9%
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.44%, 6/15/2018 (a)	150,000	150,531
3 Month USD LIBOR + 0.34%, 1.49%, 9/20/2019 (a)	310,000	311,596

		462,127

TRANSPORTATION — 0.6%
Canadian National Railway Co. 3 Month USD LIBOR + 0.17%, 1.21%, 11/14/2017 (a)	100,000	100,059

TOTAL CORPORATE BONDS & NOTES (Cost $11,323,271)		11,360,615

U.S. TREASURY OBLIGATIONS — 16.1%
Treasury Bill 8.77%, 9/7/2017	300,000	298,894
Treasury Notes:
0.63%, 9/30/2017	400,000	399,432
0.63%, 6/30/2018	300,000	298,146
0.88%, 3/31/2018	1,300,000	1,297,334
1.00%, 11/30/2018	300,000	298,990

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,595,162)		2,592,796

	Shares
SHORT-TERM INVESTMENTS — 6.2%
CERTIFICATES OF DEPOSIT — 2.2%
Nordea Bank Finland PLC, 1.43%	350,000	350,002

COMMERCIAL PAPER — 2.9%
Pfizer, Inc., 5/11/2017 (c)	475,000	474,578

MONEY MARKET FUND — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (d) (e) (Cost $176,005)	176,005	176,005

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,585)		1,000,585

TOTAL INVESTMENTS — 111.8% (Cost $17,956,711)		17,993,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(1,893,274)

NET ASSETS — 100.0%		$16,100,183

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The rate shown is the yield-to-maturity from date of acquisition.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Automobile	$—	$833,344	$—	$833,344
Credit Card	—	2,206,117	—	2,206,117
Corporate Bonds & Notes
Aerospace & Defense	—	251,508	—	251,508
Auto Manufacturers	—	802,012	—	802,012
Banks	—	4,085,186	—	4,085,186
Beverages	—	200,684	—	200,684
Diversified Financial Services	—	351,725	—	351,725
Electronics	—	236,507	—	236,507
IT Services	—	857,205	—	857,205
Machinery, Construction & Mining	—	450,201	—	450,201
Machinery-Diversified	—	401,525	—	401,525
Miscellaneous Manufacturer	—	201,171	—	201,171
Oil & Gas	—	1,906,290	—	1,906,290
Pharmaceuticals	—	250,570	—	250,570
Retail	—	401,574	—	401,574
Semiconductors	—	149,973	—	149,973
Software	—	252,298	—	252,298
Telecommunications	—	462,127	—	462,127
Transportation	—	100,059	—	100,059
U.S. Treasury Obligations	—	2,592,796	—	2,592,796
Short-Term Investments	176,005	824,580	—	1,000,585

TOTAL INVESTMENTS	$176,005	$17,817,452	$—	$17,993,457

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	483,761	$483,761	2,476,195	2,959,956	—	$—	$347	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,711,599	4,535,594	176,005	176,005	547	—

TOTAL		$483,761				$176,005	$894	$—

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.7%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$9,140,692	$9,122,723
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	173,017	173,423
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 3.29%, 12/17/2033 (a) (c)	4,000,000	4,015,962
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,482,349
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,253,814
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 3.44%, 1/17/2034 (a) (c)	1,000,000	1,000,875
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	10,948,747	10,892,906
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,506,479

TOTAL ASSET-BACKED SECURITIES (Cost $55,159,293)		55,448,531

CORPORATE BONDS & NOTES — 13.2%
ARGENTINA — 0.2%
Aeropuertos Argentina 2000 SA 6.88%, 2/1/2027 (a)	300,000	309,750
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.463%, 6.75%, 11/4/2026 (c)	2,600,000	2,601,768
Pampa Energia SA 7.50%, 1/24/2027 (a)	2,100,000	2,126,775

		5,038,293

AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,750,000	2,755,500
Westpac Banking Corp.:
2.00%, 8/19/2021	480,000	468,297
2.60%, 11/23/2020	2,630,000	2,646,017

		5,869,814

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,120,000	3,141,716

BERMUDA — 0.0% (d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	487,088

BRAZIL — 0.5%
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	700,000	617,750
Cosan Overseas, Ltd. 8.25%, 5/5/2017	4,564,000	4,575,410

Eldorado Intl. Finance GmbH 8.63%, 6/16/2021 (a)	500,000	422,500
Globo Comunicacao e Participacoes SA Series REGS, 5.31%, 5/11/2022 (b)	700,000	700,875
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	1,119,000	1,146,975
MARB BondCo PLC 7.00%, 3/15/2024 (a)	600,000	595,500
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,044,800
Petrobras Global Finance B.V.:
7.25%, 3/17/2044	5,000,000	4,937,500
7.38%, 1/17/2027	1,000,000	1,057,200

		15,098,510

CANADA — 0.3%
Bank of Montreal Series MTN, 1.90%, 8/27/2021	1,730,000	1,685,280
Fortis, Inc. 2.10%, 10/4/2021 (a)	1,605,000	1,552,562
Open Text Corp. 5.88%, 6/1/2026 (a)	777,000	813,907
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,000,000	3,006,000
Toronto-Dominion Bank Series MTN, 2.13%, 4/7/2021	3,050,000	3,021,635

		10,079,384

CHILE — 0.8%
AES Gener SA Series REGS, 5.00%, 7/14/2025	1,400,000	1,420,762
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,572,795
5.00%, 1/21/2021	260,000	275,935
Cencosud SA Series REGS, 5.15%, 2/12/2025	3,300,000	3,436,397
Colbun SA Series REGS, 6.00%, 1/21/2020	1,000,000	1,083,625
Corp. Group Banking SA Series REGS, 6.75%, 3/15/2023	2,750,000	2,635,380
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	2,800,000	2,701,731
Empresa Nacional de Telecomunicaciones SA:
4.75%, 8/1/2026	3,200,000	3,279,150
Series REGS, 4.88%, 10/30/2024	1,400,000	1,447,085
Engie Energia Chile SA Series REGS, 4.50%, 1/29/2025	1,900,000	1,940,863
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	500,000	511,250
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	1,943,524	1,994,541
Inversiones CMPC SA:
4.38%, 4/4/2027 (a) (e)	2,500,000	2,490,368
Series REGS, 4.50%, 4/25/2022	1,580,000	1,629,915

		26,419,797

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CHINA — 0.5%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	$500,000	$523,758
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	4,700,000	4,660,567
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	3,000,000	3,036,312
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	1,985,490
Series REGS, 2.75%, 9/29/2026	4,300,000	3,988,379

		14,194,506

COLOMBIA — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. Series REGS, 8.38%, 5/10/2020	1,500,000	1,490,250
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,500,000	1,500,000
GrupoSura Finance SA Series REGS, 5.50%, 4/29/2026	1,150,000	1,213,250

		4,203,500

COSTA RICA — 0.1%
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	4,090,000	4,161,575

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,357,564
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	4,100,000	4,164,206

		6,521,770

GUATEMALA — 0.1%
Agromercantil Senior Trust Series REGS, 6.25%, 4/10/2019	800,000	826,000
Industrial Senior Trust Series REGS, 5.50%, 11/1/2022	1,900,000	1,895,250

		2,721,250

HONG KONG — 0.2%
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a) (e)	4,500,000	4,486,829
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,531,203

		6,018,032

INDIA — 0.7%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	3,000,000	3,019,996
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,170,730
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,997,121
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,971,483

Export-Import Bank of India 3.13%, 7/20/2021	1,000,000	1,006,726
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	1,500,000	1,643,634
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	4,200,000	4,116,706
Reliance Holding USA, Inc.:
Series REGS, 4.50%, 10/19/2020	1,650,000	1,749,731
Series REGS, 5.40%, 2/14/2022	2,600,000	2,837,091

		23,513,218

INDONESIA — 0.1%
Pertamina Persero PT Series REGS, 5.63%, 5/20/2043	2,500,000	2,567,550

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	2,000,000	2,070,000
5.41%, 12/30/2025 (a)	1,500,000	1,590,000
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	4,600,000	4,832,300

		8,492,300

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,574,330
Series REGS, 8.25%, 9/30/2020	1,000,000	859,400

		3,433,730

JAPAN — 0.1%
Sumitomo Mitsui Financial Group, Inc. 2.85%, 1/11/2022	2,785,000	2,786,142

MALAYSIA — 0.3%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,023,307
Gohl Capital, Ltd. 4.25%, 1/24/2027	3,000,000	3,030,009
Malayan Banking Bhd 5 year CMT + 2.60%, 3.25%, 9/20/2022 (c)	1,500,000	1,505,100
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	5,300,000	5,384,593

		10,943,009

MEXICO — 0.8%
Banco Mercantil del Norte SA Series REGS, 5.75%, 10/4/2031 (a) (c)	3,600,000	3,523,500
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (c)	4,450,000	4,594,625
BBVA Bancomer SA:
6.01%, 5/17/2022 (c)	2,350,000	2,344,125
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	980,000	965,300
Comision Federal de Electricidad:
Series REGS, 4.75%, 2/23/2027	4,100,000	4,110,250
Series REGS, 6.13%, 6/16/2045	1,700,000	1,746,750
Credito Real SAB de CV SOFOM ER 7.25%, 7/20/2023 (a)	2,400,000	2,430,000
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,762,500

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Grupo Televisa SAB:
4.63%, 1/30/2026	$525,000	$540,419
6.13%, 1/31/2046	1,500,000	1,572,855
Sigma Alimentos SA de CV Series REGS, 4.13%, 5/2/2026	1,000,000	977,500
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	600,000	594,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	597,000
7.63%, 9/18/2020	600,000	588,000

		26,346,824

NETHERLANDS — 0.1%
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	110,625
Shell International Finance B.V. 1.38%, 5/10/2019	3,150,000	3,121,839

		3,232,464

NEW ZEALAND — 0.0% (d)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (a)	1,335,000	1,375,050

PANAMA — 0.1%
Autoridad del Canal de Panama Series REGS, 4.95%, 7/29/2035	200,000	218,500
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	2,000,000	2,056,000

		2,274,500

PERU — 0.2%
Abengoa Transmision Sur SA 6.88%, 4/30/2043 (a)	798,320	854,202
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	500,000	545,000
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	3,700,000	3,727,750

		5,126,952

QATAR — 0.2%
Ooredoo International Finance, Ltd. Series REGS, 3.88%, 1/31/2028	4,400,000	4,320,800
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS, 5.30%, 9/30/2020	339,210	356,320

		4,677,120

SINGAPORE — 0.2%
DBS Bank, Ltd. Series REGS, USD 5 Year Swap Rate + 2.23%, 3.63%, 9/21/2022 (c)	500,000	503,005
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	1,300,000	1,277,519
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (c)	1,500,000	1,540,233

United Overseas Bank, Ltd. USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (c)	2,500,000	2,507,490

		5,828,247

TRINIDAD AND TOBAGO — 0.1%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	4,036,500

UNITED STATES — 6.6%
AbbVie, Inc. 3.20%, 11/6/2022	1,535,000	1,549,291
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	760,000	788,044
Actavis Funding SCS:
3.80%, 3/15/2025	500,000	504,730
3.85%, 6/15/2024	2,375,000	2,422,999
AECOM 5.13%, 3/15/2027 (a)	1,180,000	1,177,050
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	810,000	817,128
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,860,405
3.80%, 12/5/2024	1,030,000	1,089,616
AMC Entertainment Holdings, Inc.:
5.88%, 11/15/2026 (a)	765,000	772,650
6.13%, 5/15/2027 (a)	365,000	368,194
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,160,000	1,190,508
American Express Credit Corp.:
Series MTN, 1.80%, 7/31/2018	3,335,000	3,337,635
Series MTN, 2.70%, 3/3/2022	200,000	199,870
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,004,335
Apache Corp. 4.75%, 4/15/2043	1,215,000	1,214,222
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	820,000	842,550
AT&T, Inc. 3.80%, 3/1/2024	1,550,000	1,565,097
B&G Foods, Inc. 5.25%, 4/1/2025 (e)	770,000	777,700
Bank of America Corp. 2.00%, 1/11/2018	3,113,000	3,120,957
Berry Plastics Corp. 5.50%, 5/15/2022	1,825,000	1,900,281
Boston Properties L.P. 3.65%, 2/1/2026	2,775,000	2,758,405
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024 (a)	680,000	685,229
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,976,000	3,056,531
BWAY Holding Co. 5.50%, 4/15/2024 (a) (e)	1,100,000	1,108,910
Calpine Corp. 5.75%, 1/15/2025	850,000	843,625
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,868,087
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	334,750
5.25%, 9/30/2022	1,720,000	1,776,932
Centene Corp.:
4.75%, 5/15/2022	475,000	487,469
4.75%, 1/15/2025	1,275,000	1,283,032

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	$1,750,000	$1,802,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,450,000	1,527,937
Chevron Corp.:
1.56%, 5/16/2019	1,160,000	1,155,836
2.50%, 3/3/2022	500,000	501,320
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	1,215,000	1,241,487
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	925,000	973,007
Cisco Systems, Inc. 2.50%, 9/20/2026	3,220,000	3,056,553
Citigroup, Inc. 3.20%, 10/21/2026	3,460,000	3,313,227
Comcast Corp. 4.40%, 8/15/2035	2,908,000	3,005,069
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,390,500
CSC Holdings LLC 6.75%, 11/15/2021	372,000	403,174
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (a)	470,000	478,836
Delta Air Lines, Inc. 3.63%, 3/15/2022	675,000	690,188
Dollar Tree, Inc. 5.75%, 3/1/2023	909,000	968,085
Duke Energy Corp. 2.65%, 9/1/2026	3,195,000	2,973,842
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	280,000	277,732
4.75%, 1/15/2026	2,255,000	2,325,108
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,245,000	2,263,746
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	675,000	703,266
Equinix, Inc. 5.38%, 4/1/2023	1,695,000	1,765,003
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,785,000	1,782,769
Express Scripts Holding Co. 4.80%, 7/15/2046	1,580,000	1,512,550
FedEx Corp. 4.75%, 11/15/2045	2,690,000	2,761,043
First Data Corp. 5.75%, 1/15/2024 (a)	1,175,000	1,210,602
Frontier Communications Corp. 8.50%, 4/15/2020	400,000	422,360
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	986,713
4.20%, 3/1/2021	1,795,000	1,876,546
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	3,033,000	3,097,742
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	1,790,000	1,753,717
3.00%, 4/26/2022	1,380,000	1,382,788
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,165,000	1,214,512
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,675,000	1,652,052
HCA, Inc. 4.25%, 10/15/2019	1,780,000	1,840,164

Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	2,920,000	3,005,775
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	1,650,000	1,637,625
Home Depot, Inc.:
3.00%, 4/1/2026	2,237,000	2,232,884
3.35%, 9/15/2025	836,000	859,600
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022 (a)	995,000	1,014,900
International Paper Co. 3.00%, 2/15/2027	735,000	688,416
John Deere Capital Corp. Series MTN, 2.65%, 1/6/2022	695,000	697,231
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,100,000	3,109,610
Kinder Morgan, Inc. 3.05%, 12/1/2019	3,185,000	3,239,687
Kindred Healthcare, Inc. 8.00%, 1/15/2020	940,000	956,450
Kraft Heinz Foods Co. 2.80%, 7/2/2020	2,990,000	3,029,558
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	2,871,000	2,839,275
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,846,000	1,910,610
Levi Strauss & Co. 5.00%, 5/1/2025	1,240,000	1,271,248
LifePoint Health, Inc. 5.38%, 5/1/2024 (a)	1,490,000	1,510,711
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	775,000	772,133
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	220,000	231,275
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	1,300,000	1,330,875
Microsoft Corp. 2.40%, 2/6/2022	1,805,000	1,812,888
Morgan Stanley:
Series GMTN, 2.50%, 4/21/2021	1,385,000	1,377,936
Series MTN, 2.63%, 11/17/2021	1,770,000	1,758,141
Mylan NV 3.15%, 6/15/2021	1,700,000	1,706,171
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,939,251
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	1,300,000	1,316,250
Navient Corp. 6.50%, 6/15/2022	835,000	843,350
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	1,650,000	1,670,625
New York Life Global Funding 2.90%, 1/17/2024 (a)	985,000	987,710
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	800,000	811,040
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025 (a)	1,265,000	1,227,050
Novelis Corp. 5.88%, 9/30/2026 (a)	795,000	810,900

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

NRG Energy, Inc. 6.25%, 7/15/2022	$625,000	$639,063
Oracle Corp. 1.90%, 9/15/2021	1,705,000	1,673,696
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	760,000	786,600
Peabody Securities Finance Corp. 6.00%, 3/31/2022 (a)	850,000	844,135
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	687,265
PepsiCo, Inc. 3.45%, 10/6/2046	1,875,000	1,694,100
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	815,000	821,113
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,140,000	1,251,036
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	2,750,000	2,831,978
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	1,805,000	1,825,306
Revlon Consumer Products Corp. 5.75%, 2/15/2021	895,000	895,000
Reynolds American, Inc. 4.00%, 6/12/2022	2,730,000	2,863,688
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,520,000	1,556,176
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,834,000	1,889,020
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,060,000	1,130,278
Select Medical Corp. 6.38%, 6/1/2021	1,255,000	1,264,412
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	1,575,000	1,612,485
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	4,285,000	4,187,129
Simon Property Group L.P. 5.65%, 2/1/2020	2,590,000	2,816,470
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	1,090,000	1,113,217
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,615,000	2,588,850
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,505,000	1,522,699
Southern Co.:
1.85%, 7/1/2019	565,000	561,859
2.45%, 9/1/2018	2,505,000	2,524,889
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	905,100
Station Casinos LLC 7.50%, 3/1/2021	1,510,000	1,574,175
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027 (a)	850,000	879,750
Tempur Sealy International, Inc. 5.63%, 10/15/2023	775,000	778,875
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,945,000	2,999,571

TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,318,259
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	393,300
Tribune Media Co. 5.88%, 7/15/2022	695,000	724,538
Tyson Foods, Inc. 3.95%, 8/15/2024	1,465,000	1,494,300
United Rentals North America, Inc. 5.50%, 5/15/2027	660,000	663,300
UnitedHealth Group, Inc. 3.45%, 1/15/2027	2,600,000	2,633,930
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,175,000	1,207,312
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)	1,260,000	1,296,288
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,498,600
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	920,000	949,900
Waste Management, Inc. 3.13%, 3/1/2025	2,347,000	2,361,528
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,235,000	1,273,655
Wells Fargo & Co.:
3.00%, 4/22/2026	475,000	455,459
3.00%, 10/23/2026	1,295,000	1,239,600
3.07%, 1/24/2023	1,565,000	1,572,747
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,125,000	1,156,117

		210,572,149

TOTAL CORPORATE BONDS & NOTES (Cost $416,649,167)		419,160,990

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
ARGENTINA — 0.3%
Argentine Republic Government International Bond Series 144A, 6.88%, 1/26/2027 (a)	6,400,000	6,489,600
Provincia de Buenos Aires Series 144A, 7.88%, 6/15/2027 (a)	3,000,000	3,038,100

		9,527,700

BRAZIL — 0.2%
Brazilian Government International Bond 5.63%, 1/7/2041	5,500,000	5,348,750

CHILE — 0.1%
Chile Government International Bond 3.13%, 1/21/2026	3,000,000	3,030,450

COLOMBIA — 0.0% (d)
Colombia Government International Bond 4.50%, 1/28/2026	200,000	211,318

COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	2,905,000	3,404,079

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bond:
5.50%, 1/27/2025	$1,500,000	$1,524,375
5.95%, 1/25/2027 (a)	6,500,000	6,638,125
6.85%, 1/27/2045	2,400,000	2,478,000

		10,640,500

GUATEMALA — 0.2%
Guatemala Government Bond:
4.50%, 5/3/2026	3,300,000	3,288,219
4.88%, 2/13/2028	1,000,000	1,017,000

		4,305,219

INDIA — 0.1%
Export-Import Bank of India Series EMTN, 2.75%, 4/1/2020	2,125,000	2,122,971

INDONESIA — 0.2%
Indonesia Government International Bond:
4.35%, 1/8/2027 (a)	500,000	517,353
5.88%, 3/13/2020	4,000,000	4,373,988
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (a)	2,500,000	2,510,500

		7,401,841

MEXICO — 0.4%
Mexico Government International Bond:
4.13%, 1/21/2026	5,200,000	5,350,124
4.15%, 3/28/2027	4,100,000	4,186,551
4.75%, 3/8/2044	2,100,000	2,046,744

		11,583,419

PANAMA — 0.1%
Panama Government International Bond:
3.88%, 3/17/2028	2,200,000	2,235,134
5.20%, 1/30/2020	1,000,000	1,080,640

		3,315,774

PERU — 0.0% (d)
Fondo MIVIVIENDA SA 3.50%, 1/31/2023 (a)	800,000	806,000

PHILIPPINES — 0.1%
Philippine Government International Bond 3.70%, 2/2/2042	3,000,000	2,966,760

POLAND — 0.1%
Poland Government International Bond:
3.25%, 4/6/2026	1,000,000	991,250
5.13%, 4/21/2021	3,000,000	3,285,000

		4,276,250

QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	3,000,000	2,966,820

SOUTH KOREA — 0.2%
Korea Development Bank:
2.00%, 9/12/2026	800,000	728,800
3.00%, 1/13/2026	200,000	198,578

Korea International Bond 2.75%, 1/19/2027	6,500,000	6,399,835

		7,327,213

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $78,398,668)		79,235,064

SENIOR FLOATING RATE LOANS — 6.3%
AEROSPACE & DEFENSE — 0.0% (d)
BE Aerospace, Inc. Senior Secured Term Loan B, 4.06%, 12/16/2021	1,454,357	1,456,175

AUTO COMPONENTS — 0.1%
CH Hold Corp. Senior Secured Term Loan B, 3.00%, 2/1/2024	150,000	151,281
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	4,113,236	4,104,578

		4,255,859

AUTOMOBILES — 0.0% (d)
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 2.25%, 3/8/2024	1,320,000	1,321,241

BUILDING PRODUCTS — 0.0% (d)
Jeld-Wen, Inc. Senior Secured Term Loan B, 4.15%, 7/1/2022	1,116,738	1,126,041

CHEMICALS — 0.3%
Alpha 3 B.V. Senior Secured Term Loan B1, 4.15%, 1/31/2024	250,000	250,939
Avantor Performance Materials Holdings, Inc. Senior Secured Term Loan, 5.00%, 3/10/2024	4,015,000	4,048,465
Ineos US Finance LLC Senior Secured USD Term Loan, 3.73%, 4/1/2024	389,025	391,639
Kraton Polymers LLC Senior Secured Term Loan B, 5.00%, 1/6/2022	4,336,737	4,384,615

		9,075,658

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC Senior Secured Term Loan B2, 4.23%, 7/8/2020	3,935,912	3,966,257
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/2/2022	3,985,013	4,030,661

		7,996,918

COMPUTERS & PERIPHERALS — 0.0% (d)
Western Digital Corp. Senior Secured Term Loan B, 3.73%, 4/29/2023	820,875	826,917

CONSTRUCTION & ENGINEERING — 0.0% (d)
Safway Group Holding LLC Senior Secured Term Loan B, 5.75%, 8/19/2023	825,850	836,045

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

CONTAINERS & PACKAGING — 0.2%
Berry Plastics Holding Corp. Senior Secured Term Loan I, 3.48%, 10/1/2022	$3,817,699	$3,846,733
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 3.98%, 2/5/2023	3,939,357	3,959,270

		7,806,003

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	701,459	703,981

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP:
Senior Secured Term Loan B, 4.00%, 7/28/2022	1,495,467	1,502,548
Senior Secured Term Loan B, 4.00%, 4/29/2024	2,010,000	2,022,562

		3,525,110

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telesat Canada Senior Secured Term Loan B4, 4.15%, 11/17/2023	3,991,347	4,031,260

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 4.65%, 6/28/2023	3,989,480	4,033,304

ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Fairmount Minerals, Ltd. Senior Secured Term Loan B2, 4.65%, 9/5/2019	748,062	734,350

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured Term Loan B4, 3.98%, 8/22/2021	3,938,224	3,960,160
BJ’s Wholesale Club, Inc.:
Senior Secured 1st Lien Term Loan, 4.75%, 2/3/2024	3,230,000	3,163,090
Senior Secured 2nd Lien Term Loan, 4.75%, 2/3/2025	422,000	412,927

		7,536,177

FOOD PRODUCTS — 0.1%
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.65%, 6/15/2023	1,460,204	1,431,000
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,494,760	1,413,295

		2,844,295

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, 2.75%, 3/1/2024	4,055,000	4,066,415
Community Health Systems, Inc. Senior Secured Term Loan G, 3.75%, 12/31/2019	4,100,000	4,080,443

Envision Healthcare Corp. Senior Secured Term Loan B, 4.15%, 12/1/2023	3,991,630	4,031,547
HCA, Inc. Senior Secured Term Loan B8, 3.23%, 2/15/2024	498,750	503,471
Select Medical Corp. Senior Secured Term Loan B, 4.50%, 3/6/2024	3,390,000	3,428,137
Team Health, Inc. Senior Secured 1st Lien Term Loan, 3.75%, 2/4/2024	3,985,000	3,962,584
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.40%, 12/31/2022	1,393,949	1,311,616

		21,384,213

HOTELS, RESTAURANTS & LEISURE — 0.5%
1011778 BC ULC Senior Secured Term Loan B3, 3.40%, 2/16/2024	3,836,120	3,844,119
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 3/13/2024	2,140,000	2,140,000
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.00%, 6/10/2022	4,016,896	4,032,462
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 3.48%, 4/25/2023	3,939,244	3,963,864
Mohegan Tribal Gaming Authority Senior Secured Term Loan B, 5.50%, 9/28/2023	543,638	546,184
Scientific Games International, Inc. Senior Secured Term Loan B3, 5.16%, 10/1/2021	535,192	542,676
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 6.23%, 1/25/2024	590,000	598,853

		15,668,158

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B, 5.65%, 8/26/2022	1,040,682	1,056,724

INSURANCE — 0.1%
Lonestar Intermediate Super Holdings LLC Senior Secured PIK Term Loan B, 10.00%, 8/31/2021	800,000	834,000
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.90%, 10/1/2021	1,014,955	992,438

		1,826,438

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Sabre GLBL, Inc. Senior Secured Term Loan B, 2.75%, 2/22/2024	345,000	348,234

IT SERVICES — 0.2%
First Data Corp. Senior Secured Term Loan, 3.98%, 3/24/2021	2,009,541	2,027,124
TKC Holdings, Inc. Senior Secured Term Loan, 4.75%, 2/1/2023	4,025,000	4,071,127

		6,098,251

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Company II Senior Secured Term Loan B4, 4.25%, 8/18/2022	$3,939,457	$3,957,302

MACHINERY — 0.0% (d)
Columbus McKinnon Corp. Senior Secured Term Loan B, 4.15%, 1/31/2024	218,680	220,799
Milacron LLC Senior Secured Amended Term Loan B, 3.98%, 9/28/2023	349,125	351,527

		572,326

MEDIA — 0.7%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.23%, 1/15/2024	4,031,369	4,055,456
CSC Holdings LLC Senior Secured Term Loan, 3.94%, 10/11/2024	3,951,772	3,950,547
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.90%, 6/17/2020	1,473,045	1,486,862
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.94%, 1/17/2024	135,825	137,184
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.94%, 1/17/2024	1,427,584	1,441,860
Rentpath, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 12/17/2021	866,702	855,504
Tribune Media Co.:
Senior Secured Term Loan, 3.98%, 12/27/2020	88,561	89,503
Senior Secured Term Loan C, 3.98%, 1/27/2024	1,106,571	1,115,423
Univision Communications, Inc. Senior Secured Term Loan C5, 3.75%, 3/15/2024	4,034,560	4,015,638
WMG Acquisition Corp. Senior Secured Term Loan C, 3.75%, 11/1/2023	3,950,000	3,970,678

		21,118,655

OIL, GAS & CONSUMABLE FUELS — 0.2%
Peabody Energy Corp. Senior Secured Term Loan, 4.50%, 1/30/2022	4,015,000	4,022,026
Western Refining, Inc. Senior Secured Term Loan B2, 5.50%, 6/23/2023	705,432	706,755

		4,728,781

PERSONAL PRODUCTS — 0.3%
NBTY, Inc. Senior Secured Term Loan B, 4.65%, 5/5/2023	4,008,760	4,041,331
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.48%, 9/7/2023	4,037,862	4,044,040

		8,085,371

PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan, 3.19%, 1/31/2025	3,950,000	3,961,178
Mallinckrodt International Finance S.A. Senior Secured USD Term Loan B, 3.90%, 9/24/2024	940,000	940,588

		4,901,766

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P.:
Senior Secured 1st Lien Term Loan, 4.00%, 3/24/2024	2,580,000	2,609,025
Senior Secured 1st Lien Term Loan, 4.00%, 3/24/2025	415,000	420,578

		3,029,603

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Lightstone Generation LLC Senior Secured Term Loan C, 5.54%, 1/30/2024	4,020,509	4,051,165

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Lumileds Holding B.V. Senior Secured Term Loan B, 4.50%, 2/27/2024	2,750,000	2,772,908
Micron Technology, Inc. Senior Secured Term Loan, 4.74%, 4/26/2022	407,945	410,941

		3,183,849

SOFTWARE — 0.7%
Cision US Inc. Senior Secured Term Loan B, 7.15%, 6/16/2023	3,956,436	3,983,122
Kronos Incorporated Senior Secured New 1st Lien Term Loan, 5.03%, 11/1/2023	3,999,975	4,027,695
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	281,751
RP Crown Parent LLC Senior Secured 2016 Term Loan B, 4.50%, 10/12/2023	827,925	834,739
SkillSoft Corp. Senior Secured 1st Lien Term Loan, 5.75%, 4/28/2021	374,041	345,055
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.50%, 2/5/2023	4,021,351	4,029,655
Solera Holdings, Inc. Senior Secured Term Loan B, 4.25%, 3/3/2023	4,053,033	4,078,648
Sophia L.P. Senior Secured Term Loan B, 4.40%, 9/30/2022	4,057,414	4,061,857

		21,642,522

SPECIALTY RETAIL — 0.3%
Jo-Ann Stores, Inc. Senior Secured 2016 Term Loan, 6.26%, 10/20/2023	952,613	935,947

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Leslies Poolmart, Inc. Senior Secured Term Loan, 4.77%, 8/16/2023	$4,106,522	$4,128,594
Party City Holdings, Inc. Senior Secured 2016 Term Loan, 4.03%, 8/19/2022	3,902,548	3,899,406

		8,963,947

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell, Inc. Senior Secured Term Loan B, 3.49%, 9/7/2023	3,948,545	3,969,729
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.00%, 10/31/2022	3,940,125	4,004,152

		7,973,881

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L Senior Secured Term Loan B2, 3.73%, 3/20/2022	635,000	644,262
Solenis International LP Senior Secured 1st Lien Term Loan, 4.30%, 7/31/2021	486,369	488,757
Univar, Inc. Senior Secured Term Loan B, 3.73%, 7/1/2022	3,940,503	3,954,669

		5,087,688

TOTAL SENIOR FLOATING RATE LOANS (Cost $201,560,219)		201,788,208

COMMERCIAL MORTGAGE BACKED SECURITIES — 7.3%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,476,122	3,477,210
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	2,487,000	2,469,434
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	6,637,298	6,619,290
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	10,765,587	8,895,829
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	5,338,780	4,536,900
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	437,754	438,655
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.38%, 4/14/2033 (a) (c)	30,000,000	851,949
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	6,538,392	6,354,314
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (c)	945,000	959,118

Banc of America Funding Trust:
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	5,719,252	5,007,085
Series 2007-5, Class CA1, 6.00%, 7/25/2037	7,728,646	6,002,029
BBCMS Trust Series 2015-STP, Class D, 4.28%, 9/10/2028 (a) (c)	1,750,000	1,755,444
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 2.14%, 5/15/2029 (a) (c)	1,500,000	1,503,308
CD Mortgage Trust Series 2007-CD5, Class AJA, 6.16%, 11/15/2044 (c)	800,000	813,539
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.09%, 1/10/2048 (c)	24,931,127	1,780,195
Series 2016-C4, Class XA, IO, 1.77%, 5/10/2058 (c)	19,799,905	2,266,351
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,647,052	1,440,331
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	5,699,682	5,121,735
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.78%, 12/10/2049 (a) (c)	750,000	753,884
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (c)	943,700	751,655
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (c)	1,500,000	1,432,890
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (c)	1,500,000	1,522,860
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (c)	1,435,000	1,438,874
Series 2016-GC36, Class XA, IO, 1.35%, 2/10/2049 (c)	22,077,653	1,937,460
Citigroup Mortgage Loan Trust Series 2007-AR5, Class 1A2A, 3.31%, 4/25/2037 (c)	3,763,495	3,253,410
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	6,025,961	5,226,916
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	10,704,337	9,720,484
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 2.78%, 9/5/2032 (a) (c)	443,718	446,487
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.13%, 3/10/2048 (a) (c)	1,500,000	1,195,962
Series 2015-CR22, Class XA, 1.01%, 3/10/2048 (c)	10,840,396	576,885
Series 2015-CR23, Class D, 4.26%, 5/10/2048 (c)	900,000	676,995

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-CR26, Class B, 4.49%, 10/10/2048 (c)	$1,600,000	$1,694,272
Series 2015-CR26, Class XA, 1.05%, 10/10/2048 (c)	22,693,528	1,415,046
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (c)	750,000	607,703
Series 2015-DC1, Class XA, 1.17%, 2/10/2048 (c)	9,132,111	554,178
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	925,198
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (c)	968,000	912,053
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (c)	2,235,000	2,280,326
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (c)	1,329,000	1,279,535
Series 2016-DC2, Class XA, 1.07%, 2/10/2049 (c)	19,869,400	1,368,561
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.05%, 12/10/2049 (c)	3,000,000	3,047,981
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.21%, 11/12/2043 (a) (c)	680,139	683,840
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 5.96%, 9/15/2039 (c)	3,118,000	3,137,966
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (c)	1,318,540	1,324,299
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	933,705
Series 2015-C4, Class XA, IO, 0.94%, 11/15/2048 (c)	36,305,727	2,101,775
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,502,752	3,350,344
CSMC Trust Series 2015-SAND, Class D, 1 Month USD LIBOR + 2.85%, 3.76%, 8/15/2030 (a) (c)	1,550,000	1,553,375
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,096,675
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.59%, 2/10/2046 (c)	15,240,876	1,067,812
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.15%, 4/10/2047 (c)	49,026,103	2,633,604
Series 2014-GC24, Class XA, 0.86%, 9/10/2047 (c)	32,213,737	1,447,073
Series 2015-GC32, Class XA, 0.88%, 7/10/2048 (c)	26,473,093	1,302,317
Series 2015-GC34, Class XA, 1.37%, 10/10/2048 (c)	17,346,408	1,453,660
Series 2015-GS1, Class XA, 0.83%, 11/10/2048 (c)	27,026,969	1,529,751

Series 2016-ICE2, Class A, 1 Month USD LIBOR + 1.93%, 2.84%, 2/15/2033 (a) (c)	2,225,000	2,244,816
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,206,388	2,282,154
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	902,136	901,398
Series 2007-C1, Class AM, 5.99%, 2/15/2051 (c)	2,108,000	2,129,473
Series 2007-CB20, Class AJ, 6.18%, 2/12/2051 (c)	1,500,000	1,534,688
Series 2007-LD11, Class AM, 5.84%, 6/15/2049 (c)	2,180,000	2,227,019
Series 2007-LD12, Class AM, 6.07%, 2/15/2051 (c)	800,000	811,558
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,813,573	1,835,363
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,827,785
Series 2015-JP1, Class XA, 1.15%, 1/15/2049 (c)	23,134,456	1,329,882
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, 0.99%, 11/15/2047 (c)	6,412,006	333,606
Series 2014-C26, Class C, 4.43%, 1/15/2048 (c)	1,500,000	1,480,455
Series 2015-C27, Class XA, 1.37%, 2/15/2048 (c)	7,838,687	544,507
Series 2015-C28, Class XA, 1.19%, 10/15/2048 (c)	11,867,364	686,050
Series 2015-C30, Class XA, 0.70%, 7/15/2048 (c)	30,731,133	1,106,318
Series 2015-C32, Class C, 4.67%, 11/15/2048 (c)	1,300,000	1,228,807
Series 2015-C33, Class C, 4.62%, 12/15/2048 (c)	1,739,000	1,763,694
Series 2016-C1, Class C, 4.75%, 3/15/2049 (c)	2,180,000	2,243,612
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.71%, 6/15/2049 (c)	22,036,825	2,216,409
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,089,127
Series 2007-C3, Class AMFL, 6.05%, 7/15/2044 (a) (c)	990,000	996,063
LBUBS Commercial Mortgage Trust Series 2007-C7, Class AJ, 6.25%, 9/15/2045 (c)	1,615,000	1,646,869
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.44%, 5/12/2039 (c)	273,308	273,044
Series 2007-C1, Class AM, 5.84%, 6/12/2050 (c)	2,180,000	2,143,948

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.79%, 6/12/2050 (c)	$932,466	$932,474
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, 0.92%, 10/15/2046 (c)	18,949,470	610,848
Series 2013-C7, Class XA, 1.50%, 2/15/2046 (c)	17,117,045	1,039,556
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	356,686
Series 2015-C20, Class C, 4.46%, 2/15/2048 (c)	500,000	461,004
Series 2015-C25, Class C, 4.53%, 10/15/2048 (c)	1,700,000	1,724,701
Series 2015-C27, Class C, 4.54%, 12/15/2047 (c)	1,219,000	1,158,103
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,109,282
Series 2016-C28, Class XA, IO, 1.29%, 1/15/2049 (c)	24,191,973	2,001,322
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, 0.97%, 12/15/2048 (c)	26,127,108	1,654,570
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 3.89%, 8/14/2031 (a) (c)	750,000	749,276
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,779,235	1,805,848
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, 3.23%, 9/25/2036 (c)	1,956,503	1,711,415
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.15%, 12/25/2036 (c)	3,238,334	2,869,193
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,699,886	2,702,180
VSD LLC 3.60%, 12/25/2043	4,027,578	4,017,396
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	1,043,406	1,046,015
Series 2007-C33, Class AM, 6.05%, 2/15/2051 (c)	3,150,000	3,167,670
Series 2007-C34, Class A3, 5.68%, 5/15/2046	224,970	225,877
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	2,971,308	2,878,066
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,484,104	1,519,521
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	12,057,919	12,028,179

Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	755,581
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	656,756
Series 2015-C26, Class XA, IO, 1.30%, 2/15/2048 (c)	9,026,055	669,335
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	658,127
Series 2015-C28, Class C, 4.14%, 5/15/2048 (c)	1,500,000	1,344,425
Series 2015-LC20, Class XA, 1.39%, 4/15/2050 (c)	7,884,727	592,018
Series 2015-NXS1, Class XA, 1.19%, 5/15/2048 (c)	9,844,700	634,461
Series 2015-NXS2, Class XA, 0.79%, 7/15/2058 (c)	29,652,613	1,254,682
Series 2015-NXS3, Class C, 4.49%, 9/15/2057 (c)	1,600,000	1,517,117
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,631,535
Series 2015-P2, Class XA, 1.03%, 12/15/2048 (c)	22,067,541	1,358,899
Series 2016-C32, Class C, 4.72%, 1/15/2059 (c)	1,581,000	1,529,441
Series 2016-C33, Class XA, 1.81%, 3/15/2059 (c)	15,521,072	1,691,696
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.13%, 8/25/2037 (c)	9,957,916	9,491,396
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.22%, 3/15/2047 (c)	10,417,164	577,395
Series 2014-C21, Class XA, 1.15%, 8/15/2047 (c)	19,435,779	1,128,441

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $242,115,442)		234,065,659

MORTGAGE-BACKED SECURITIES — 2.9%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	4,774,935	4,021,659
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A4, 5.69%, 6/11/2050 (c)	1,613,983	1,625,454
Series 2007-PW18, Class A4, 5.70%, 6/11/2050	2,472,357	2,501,936
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.78%, 12/10/2049 (c)	800,000	809,647
Series 2008-C7, Class AM, 6.13%, 12/10/2049 (c)	2,836,000	2,892,650
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	924,313

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-P4, Class A4, 2.90%, 7/10/2049	$2,023,000	$1,957,455
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (c)	2,558,000	2,643,233
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AMFX, 5.53%, 4/15/2047 (c)	1,386,200	1,393,270
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.35%, 10/10/2046 (c)	33,567,034	1,986,269
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (c)	225,000	227,662
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.06%, 2/15/2041 (a) (c)	1,700,000	1,730,136
GS Mortgage Securities Trust Series 2016-GS3, Class XA, IO, 1.28%, 10/10/2049 (c)	32,881,686	2,895,213
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	2,985,002	2,982,532
Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15%, 3.06%, 10/15/2034 (a) (c)	2,044,000	2,056,127
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75%, 3.66%, 10/15/2034 (a) (c)	1,154,000	1,164,791
Series 2016-JP2, Class XA, IO, 1.86%, 8/15/2049 (c)	20,054,967	2,649,606
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (c)	3,160,000	3,088,384
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00%, 5.91%, 10/15/2033 (a) (c)	1,288,000	1,308,904
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (c)	1,514,165	1,514,935
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.39%, 3/10/2050 (a) (c)	54,010,000	3,151,084
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C30, Class XA, IO, 1.47%, 9/15/2049 (c)	28,734,462	2,922,628
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,755,210
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.84%, 12/15/2049 (c)	58,106,949	3,165,422
PFP, Ltd.:
Series 2017-3, Class A, 1 month LIBOR + 1.050%, 1.83%, 1/14/2035 (a) (c)	1,503,000	1,506,043
Series 2017-3, Class AS, 1 month LIBOR + 1.300%, 2.08%, 1/14/2035 (a) (c)	1,253,000	1,257,605

Series 2017-3, Class B, 1 month LIBOR + 1.750%, 2.53%, 1/14/2035 (a) (c)	720,000	723,601
Series 2017-3, Class C, 1 month LIBOR + 2.500%, 3.28%, 1/14/2035 (a) (c)	752,000	757,044
RAIT Trust Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45%, 2.33%, 11/13/2031 (a) (c)	589,119	591,962
Shellpoint Co-Originator Trust Series 2017-1, Class A4, CMO, 3.50%, 4/25/2044 (a) (c)	21,000,000	21,294,819
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.06%, 6/15/2045 (c)	1,932,000	1,945,883
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (c)	3,091,501	3,110,812
Series 2007-C32, Class A3, 5.76%, 6/15/2049 (c)	713,376	712,631
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 month USD LIBOR + 2.05%, 2.96%, 6/15/2029 (a) (c)	1,536,000	1,539,778
Series 2016-BOCA, Class C, 1 month USD LIBOR + 2.50%, 3.41%, 6/15/2029 (a) (c)	1,300,000	1,302,876
Wells Fargo Commercial Mortgage Trust:
Series 2016-LC24, Class XA, IO, 1.74%, 10/15/2049 (c)	16,660,027	1,900,056
Series 2017-RC1, Class XA, IO, 1.74%, 1/15/2060 (c)	25,736,000	2,820,545

TOTAL MORTGAGE-BACKED SECURITIES (Cost $93,383,192)		91,832,175

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.2%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	20,060,521	19,991,954
3.00%, 1/1/2045	3,246,381	3,224,439
3.00%, 2/1/2045	2,281,427	2,266,007
3.00%, 3/1/2045	2,390,293	2,374,137
3.00%, 4/1/2045	48,861,962	48,489,791
3.00%, 5/1/2045	8,408,151	8,351,321
3.00%, 7/1/2045	4,304,145	4,275,054
3.00%, 8/1/2045	22,497,743	22,345,683
3.00%, 10/1/2045	15,029,854	14,928,269
3.00%, 12/1/2045	29,342,198	29,143,877
3.00%, 1/1/2046	19,376,359	19,245,395
3.00%, 9/1/2046	29,104,790	28,853,491
3.50%, 2/1/2045	4,557,730	4,665,239
3.50%, 4/1/2045	37,515,931	38,400,869
3.50%, 6/1/2045	16,056,896	16,435,652
3.50%, 10/1/2045	18,183,275	18,612,189
3.50%, 2/1/2046	19,854,953	20,319,565
3.50%, 5/1/2046	63,604,311	65,092,672
4.50%, 6/1/2044	3,098,966	3,323,398
IO, 6.00% — 1 Month USD LIBOR, 5.09%, 5/15/2041 (c)	17,284,362	2,662,894

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 3822, Class ZG, 4.00%, 2/15/2041	$3,494,540	$3,665,682
Series 3889, Class VZ, 4.00%, 7/15/2041	16,213,255	17,134,585
Series 3935, Class SJ, IO, 6.65% — 1 Month USD LIBOR, 5.74%, 5/15/2041 (c)	3,969,260	481,062
Series 4165, Class ZT, 3.00%, 2/15/2043	15,136,856	13,864,202
Series 4215, Class KC, 2.25%, 3/15/2038	20,513,576	20,675,008
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	37,866,793	39,785,754
Series 4444, Class CZ, 3.00%, 2/15/2045	14,901,760	13,424,026
Series 4447, Class A, 3.00%, 6/15/2041	2,481,139	2,527,397
Series 4483, Class CA, 3.00%, 6/15/2044	27,509,790	27,606,025
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	53,138,693	53,377,665
Series 4471, Class BA, 3.00%, 12/15/2041	8,072,614	8,128,353
Series 4471, Class GA, 3.00%, 2/15/2044	12,016,477	12,089,034
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,135,503	11,803,327
Series 4481, Class B, 3.00%, 12/15/2042	8,180,678	8,206,495
Series 4491, Class B, 3.00%, 8/15/2040	16,017,653	16,181,443
Series 4492, Class GZ, 3.50%, 7/15/2045	8,054,331	7,828,102
Series 4499, Class AB, 3.00%, 6/15/2042	16,409,590	16,498,791
Series 4504, Class CA, 3.00%, 4/15/2044	17,508,781	17,778,280
Series 4511, Class QA, 3.00%, 1/15/2041	14,796,450	14,962,170
Series 4511, Class QC, 3.00%, 12/15/2040	11,548,277	11,711,917
Series 4543, Class HG, 2.70%, 4/15/2044	21,395,781	21,248,572
Series 4582, Class HA, 3.00%, 9/15/2045	17,149,083	17,365,358
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,255,012
Federal National Mortgage Association:
2.50%, 1/1/2032	49,095,336	49,142,857
2.50%, 3/1/2032	29,845,032	29,879,235
2.50%, 9/1/2046	5,984,835	5,673,469
3.00%, 6/1/2036	18,479,911	18,689,270
3.00%, 4/1/2040	17,524,055	17,416,621
3.00%, 10/1/2041	38,458,650	38,153,726
3.00%, 3/1/2043	6,845,078	6,804,978
3.00%, 1/1/2045	2,413,660	2,383,772
3.00%, 2/1/2045	5,285	5,192
3.00%, 3/1/2045	3,274,883	3,254,806

3.00%, 4/1/2045	13,464,609	13,297,786
3.00%, 7/1/2045	43,238,800	42,982,646
3.00%, 12/1/2046	19,262	19,068
3.50%, 9/1/2034	3,500,246	3,638,972
3.50%, 12/1/2034	3,152,945	3,277,907
3.50%, 2/1/2035	2,047,790	2,126,090
3.50%, 1/1/2045	15,588,329	15,975,681
3.50%, 2/1/2045	6,335,745	6,486,690
3.50%, 6/1/2045	16,120,503	16,504,562
4.50%, 3/1/2044	4,015,650	4,310,163
4.50%, 6/1/2044	2,146,882	2,304,337
4.50%, 7/1/2044	2,186,085	2,346,416
4.50%, 2/1/2045	2,713,928	2,912,971
Series 2010-109, Class N, 3.00%, 10/25/2040	4,325,602	4,412,713
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% — 1 Month USD LIBOR, 5.02%, 6/25/2041 (c)	12,462,204	1,813,420
Series 2012-127, Class PA, 2.75%, 11/25/2042	5,140,750	5,084,214
Series 2012-151, Class SB, 6.00% — 1 Month USD LIBOR, 4.82%, 1/25/2043 (c)	1,253,284	1,108,735
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,810,459	15,007,640
Series 2013-30, Class PS, 6.00% — 1 Month USD LIBOR, 4.82%, 4/25/2043 (c)	1,718,187	1,560,012
Series 2014-21, Class GZ, 3.00%, 4/25/2044	6,042,688	5,446,751
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,687,095	8,358,531
Series 2015-42, Class CA, 3.00%, 3/25/2044	9,446,448	9,538,084
Series 2015-9, Class HA, 3.00%, 1/25/2045	16,628,961	16,971,452
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	120,599,332	122,394,429
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,462,975	3,998,118
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	17,282,730	17,016,575
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	24,465,904	24,746,078
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	34,335,826	34,424,052
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	12,151,839	12,262,910
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,112,633
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	80,465,941	81,539,469
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	84,523,320	85,321,913
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 6.05% — 1 Month USD LIBOR, 5.12%, 11/16/2043 (c)	3,988,334	567,102

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2013-34, Class PL, 3.00%, 3/20/2042	$15,638,685	$15,746,589
Series 2014-43, Class PS, IO, 6.18% — 1 Month USD LIBOR, 5.20%, 7/20/2042 (c)	11,909,870	1,549,655
Navient Student Loan Trust Series 2017-1A, Class A2, ABS, 1 month USD LIBOR + .750%, 1.52%, 7/26/2066 (a) (c)	13,500,000	13,546,239

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,527,426,046)		1,503,714,685

U.S. TREASURY OBLIGATIONS — 17.0%
Treasury Bill 7.43%, 6/22/2017	32,000,000	31,946,062
Treasury Bond 3.13%, 2/15/2043	18,900,000	19,281,781
Treasury Inflation Protected Indexed Bonds 1.00%, 2/15/2046	19,569,779	19,888,179
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2024	9,713,940	9,632,149
0.13%, 7/15/2026	9,924,420	9,690,501
Treasury Notes:
0.63%, 8/31/2017	31,000,000	30,971,479
1.00%, 3/15/2018	99,200,000	99,133,535
1.50%, 5/31/2020	84,000,000	83,797,562
1.63%, 5/15/2026	61,500,000	57,694,378
1.75%, 3/31/2022	85,800,000	84,995,193
2.13%, 1/31/2021	92,000,000	93,272,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $542,794,132)		540,303,182

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (f) (g) (Cost $146,444,891)	146,444,891	146,444,891

TOTAL INVESTMENTS — 102.7% (Cost $3,303,931,050)		3,271,993,385
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(85,040,675)

NET ASSETS — 100.0%		$3,186,952,710

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.
(c)	Variable Rate Security — Interest rate shown is rate in effect at March 31, 2017.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2017.

CMO Collateralized Mortgage Obligation

CMT Constant Maturity Treasury

IO Interest Only

LIBOR London Interbank Offered Rate

PIK Payment in Kind

REMIC Real Estate Mortgage Investment Conduit

At March 31, 2017, the Fund had an unfunded loan commitment of $114,141, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Avantor Performance Materials Holdings, Inc.	$114,141	$4,048,465	$3,934,324

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$55,448,531	$—	$55,448,531
Corporate Bonds & Notes
Argentina	—	5,038,293	—	5,038,293
Australia	—	5,869,814	—	5,869,814
Belgium	—	3,141,716	—	3,141,716
Bermuda	—	487,088	—	487,088
Brazil	—	15,098,510	—	15,098,510
Canada	—	10,079,384	—	10,079,384
Chile	—	26,419,797	—	26,419,797
China	—	14,194,506	—	14,194,506
Colombia	—	4,203,500	—	4,203,500
Costa Rica	—	4,161,575	—	4,161,575
Dominican Republic	—	6,521,770	—	6,521,770
Guatemala	—	2,721,250	—	2,721,250
Hong Kong	—	6,018,032	—	6,018,032
India	—	23,513,218	—	23,513,218
Indonesia	—	2,567,550	—	2,567,550
Israel	—	8,492,300	—	8,492,300
Jamaica	—	3,433,730	—	3,433,730
Japan	—	2,786,142	—	2,786,142
Malaysia	—	10,943,009	—	10,943,009
Mexico	—	26,346,824	—	26,346,824
Netherlands	—	3,232,464	—	3,232,464
New Zealand	—	1,375,050	—	1,375,050
Panama	—	2,274,500	—	2,274,500
Peru	—	5,126,952	—	5,126,952
Qatar	—	4,677,120	—	4,677,120
Singapore	—	5,828,247	—	5,828,247
Trinidad And Tobago	—	4,036,500	—	4,036,500
United States	—	210,572,149	—	210,572,149
Foreign Government Obligations
Argentina	—	9,527,700	—	9,527,700
Brazil	—	5,348,750	—	5,348,750
Chile	—	3,030,450	—	3,030,450
Colombia	—	211,318	—	211,318
Costa Rica	—	3,404,079	—	3,404,079
Dominican Republic	—	10,640,500	—	10,640,500
Guatemala	—	4,305,219	—	4,305,219
India	—	2,122,971	—	2,122,971
Indonesia	—	7,401,841	—	7,401,841
Mexico	—	11,583,419	—	11,583,419
Panama	—	3,315,774	—	3,315,774
Peru	—	806,000	—	806,000
Philippines	—	2,966,760	—	2,966,760
Poland	—	4,276,250	—	4,276,250
Qatar	—	2,966,820	—	2,966,820
South Korea	—	7,327,213	—	7,327,213
Senior Floating Rate Loans
Aerospace & Defense	—	1,456,175	—	1,456,175
Auto Components	—	4,255,859	—	4,255,859
Automobiles	—	1,321,241	—	1,321,241
Building Products	—	1,126,041	—	1,126,041

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$9,075,658	$—	$9,075,658
Commercial Services & Supplies	—	7,996,918	—	7,996,918
Computers & Peripherals	—	826,917	—	826,917
Construction & Engineering	—	836,045	—	836,045
Containers & Packaging	—	7,806,003	—	7,806,003
Distributors	—	703,981	—	703,981
Diversified Financial Services	—	3,525,110	—	3,525,110
Diversified Telecommunication Services	—	4,031,260	—	4,031,260
Electric Utilities	—	4,033,304	—	4,033,304
Energy Equipment & Services	—	734,350	—	734,350
Food & Staples Retailing	—	7,536,177	—	7,536,177
Food Products	—	2,844,295	—	2,844,295
Health Care Providers & Services	—	21,384,213	—	21,384,213
Hotels, Restaurants & Leisure	—	15,668,158	—	15,668,158
Household Products	—	1,056,724	—	1,056,724
Insurance	—	1,826,438	—	1,826,438
Internet Software & Services	—	348,234	—	348,234
IT Services	—	6,098,251	—	6,098,251
Life Sciences Tools & Services	—	3,957,302	—	3,957,302
Machinery	—	572,326	—	572,326
Media	—	21,118,655	—	21,118,655
Oil, Gas & Consumable Fuels	—	4,728,781	—	4,728,781
Personal Products	—	8,085,371	—	8,085,371
Pharmaceuticals	—	4,901,766	—	4,901,766
Real Estate Investment Trusts (REITs)	—	3,029,603	—	3,029,603
Real Estate Management & Development	—	4,051,165	—	4,051,165
Semiconductors & Semiconductor Equipment	—	3,183,849	—	3,183,849
Software	—	21,642,522	—	21,642,522
Specialty Retail	—	8,963,947	—	8,963,947
Technology Hardware, Storage & Peripherals	—	7,973,881	—	7,973,881
Trading Companies & Distributors	—	5,087,688	—	5,087,688
Commercial Mortgage Backed Securities	—	234,065,659	—	234,065,659
Mortgage-Backed Securities	—	91,832,175	—	91,832,175
U.S. Government Agency Obligations	—	1,503,714,685	—	1,503,714,685
U.S. Treasury Obligations	—	540,303,182	—	540,303,182
Short-Term Investment	146,444,891	—	—	146,444,891

TOTAL INVESTMENTS	$146,444,891	$3,125,548,494	$—	$3,271,993,385

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments (a)	—	3,934,324	—	3,934,324

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$146,444,891	$3,129,482,818	$—	$3,275,927,709

(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	351,792,987	$351,792,987	418,025,516	769,818,503	—	$—	$308,306	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,194,531,725	1,048,086,834	146,444,891	146,444,891	408,231	—

TOTAL		$351,792,987				$146,444,891	$716,537	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 3.0%
Northrop Grumman Corp.	845	$200,975

AUTO COMPONENTS — 0.7%
Lear Corp.	350	49,553

BANKS — 4.8%
Citigroup, Inc.	1,888	112,940
JPMorgan Chase & Co.	2,397	210,553

		323,493

BIOTECHNOLOGY — 3.7%
Celgene Corp. (a)	783	97,429
Gilead Sciences, Inc.	2,199	149,356

		246,785

CAPITAL MARKETS — 0.5%
Morgan Stanley	740	31,702

CHEMICALS — 1.4%
LyondellBasell Industries NV Class A	1,038	94,655

CONSUMER FINANCE — 1.2%
Discover Financial Services	1,212	82,889

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Verizon Communications, Inc.	1,489	72,589

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	5,837	210,015

FOOD PRODUCTS — 5.2%
Archer-Daniels-Midland Co.	3,130	144,105
Tyson Foods, Inc. Class A	3,304	203,890

		347,995

HEALTH CARE PROVIDERS & SERVICES — 7.0%
Aetna, Inc.	506	64,540
Express Scripts Holding Co. (a)	2,654	174,925
HCA Holdings, Inc. (a)	1,659	147,635
UnitedHealth Group, Inc.	471	77,249

		464,349

HOTELS, RESTAURANTS & LEISURE — 1.0%
Royal Caribbean Cruises, Ltd.	706	69,266

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co.	913	82,033

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
AES Corp.	9,280	103,750

INSURANCE — 7.4%
Hartford Financial Services Group, Inc.	3,368	161,900
MetLife, Inc.	2,352	124,232
Prudential Financial, Inc.	1,919	204,719

		490,851

INTERNET & CATALOG RETAIL — 8.3%
Amazon.com, Inc. (a)	333	295,218
Priceline Group, Inc. (a)	144	256,315

		551,533

INTERNET SOFTWARE & SERVICES — 1.6%
Alphabet, Inc. Class C (a)	129	107,013

IT SERVICES — 3.5%
International Business Machines Corp.	1,353	235,611

MEDIA — 3.0%
Charter Communications, Inc. Class A (a)	378	123,727
Comcast Corp. Class A	2,074	77,962

		201,689

OIL, GAS & CONSUMABLE FUELS — 5.0%
Exxon Mobil Corp.	1,753	143,764
Valero Energy Corp.	2,842	188,396

		332,160

PHARMACEUTICALS — 8.8%
Eli Lilly & Co.	2,137	179,743
Johnson & Johnson	1,756	218,710
Merck & Co., Inc.	2,954	187,697

		586,150

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Alexandria Real Estate Equities, Inc.	827	91,400

ROAD & RAIL — 3.3%
Union Pacific Corp.	2,101	222,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	422	33,996

SOFTWARE — 5.6%
Electronic Arts, Inc. (a)	1,674	149,857
Intuit, Inc.	1,166	135,244
Oracle Corp.	1,968	87,792

		372,893

SPECIALTY RETAIL — 3.8%
Best Buy Co., Inc.	4,401	216,309
O’Reilly Automotive, Inc. (a)	136	36,698

		253,007

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
Apple, Inc.	1,371	196,958
Hewlett Packard Enterprise Co.	7,724	183,059

		380,017

TOBACCO — 3.1%
Altria Group, Inc.	444	31,711
Philip Morris International, Inc.	1,567	176,914

		208,625

TRADING COMPANIES & DISTRIBUTORS — 2.5%
United Rentals, Inc. (a)	1,327	165,941

TOTAL COMMON STOCKS (Cost $5,852,025)		6,613,473

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $61,048)	61,048	61,048

TOTAL INVESTMENTS — 99.9% (Cost $5,913,073)		6,674,521
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,461

NET ASSETS — 100.0%		$6,679,982

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$200,975	$—	$—	$200,975
Auto Components	49,553	—	—	49,553
Banks	323,493	—	—	323,493
Biotechnology	246,785	—	—	246,785
Capital Markets	31,702	—	—	31,702
Chemicals	94,655	—	—	94,655
Consumer Finance	82,889	—	—	82,889
Diversified Telecommunication Services	72,589	—	—	72,589
Electric Utilities	210,015	—	—	210,015
Food Products	347,995	—	—	347,995
Health Care Providers & Services	464,349	—	—	464,349
Hotels, Restaurants & Leisure	69,266	—	—	69,266
Household Products	82,033	—	—	82,033
Independent Power Producers & Energy Traders	103,750	—	—	103,750
Insurance	490,851	—	—	490,851
Internet & Catalog Retail	551,533	—	—	551,533
Internet Software & Services	107,013	—	—	107,013
IT Services	235,611	—	—	235,611
Media	201,689	—	—	201,689
Oil, Gas & Consumable Fuels	332,160	—	—	332,160
Pharmaceuticals	586,150	—	—	586,150
Real Estate Investment Trusts (REITs)	91,400	—	—	91,400
Road & Rail	222,538	—	—	222,538
Semiconductors & Semiconductor Equipment	33,996	—	—	33,996
Software	372,893	—	—	372,893
Specialty Retail	253,007	—	—	253,007
Technology Hardware, Storage & Peripherals	380,017	—	—	380,017
Tobacco	208,625	—	—	208,625
Trading Companies & Distributors	165,941	—	—	165,941
Short-Term Investment	61,048	—	—	61,048

TOTAL INVESTMENTS	$6,674,521	$—	$—	$6,674,521

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	70,177	$70,177	34,483	104,660	—	$—	$63	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	131,500	70,452	61,048	61,048	97	—

TOTAL		$70,177				$61,048	$160	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 3.2%
Northrop Grumman Corp.	3,203	$761,802

AUTO COMPONENTS — 2.9%
Lear Corp.	4,834	684,398

AUTOMOBILES — 0.9%
Thor Industries, Inc.	2,242	215,523

BEVERAGES — 1.0%
Coca-Cola Co.	5,749	243,988

BIOTECHNOLOGY — 4.7%
Amgen, Inc.	2,963	486,140
Celgene Corp. (a)	1,316	163,750
Gilead Sciences, Inc.	6,897	468,444

		1,118,334

CHEMICALS — 1.4%
LyondellBasell Industries NV Class A	3,696	337,038

CONSUMER FINANCE — 0.4%
Discover Financial Services	1,334	91,232

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Verizon Communications, Inc.	10,586	516,068

FOOD PRODUCTS — 4.0%
Bunge, Ltd.	2,615	207,265
Ingredion, Inc.	484	58,288
Tyson Foods, Inc. Class A	11,262	694,978

		960,531

HEALTH CARE PROVIDERS & SERVICES — 10.1%
Cigna Corp.	1,470	215,340
Express Scripts Holding Co. (a)	12,062	795,007
HCA Holdings, Inc. (a)	2,032	180,828
McKesson Corp.	3,455	512,238
UnitedHealth Group, Inc.	4,322	708,851

		2,412,264

HOTELS, RESTAURANTS & LEISURE — 1.8%
Domino’s Pizza, Inc.	2,388	440,108

INSURANCE — 2.5%
Prudential Financial, Inc.	5,662	604,022

INTERNET & CATALOG RETAIL — 6.0%
Amazon.com, Inc. (a)	558	494,689
Priceline Group, Inc. (a)	531	945,164

		1,439,853

INTERNET SOFTWARE & SERVICES — 9.3%
Alphabet, Inc. Class A (a)	993	841,865
Facebook, Inc. Class A (a)	9,837	1,397,346

		2,239,211

IT SERVICES — 4.2%
Fiserv, Inc. (a)	2,612	301,189
International Business Machines Corp.	4,041	703,700

		1,004,889

MEDIA — 7.1%
Charter Communications, Inc. Class A (a)	2,403	786,550
Comcast Corp. Class A	24,287	912,948

		1,699,498

PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	4,888	265,810
Eli Lilly & Co.	5,849	491,959
Johnson & Johnson	3,305	411,638
Merck & Co., Inc.	1,502	95,437

		1,264,844

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	2,128	235,187
Medical Properties Trust, Inc. REIT	17,532	225,988
Simon Property Group, Inc. REIT	1,215	209,016

		670,191

ROAD & RAIL — 0.7%
Union Pacific Corp.	1,552	164,388

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp.	1,628	58,722

SOFTWARE — 10.7%
Electronic Arts, Inc. (a)	9,438	844,890
Oracle Corp.	13,537	603,885
Take-Two Interactive Software, Inc. (a)	9,273	549,611
VMware, Inc. Class A (a)	6,171	568,596

		2,566,982

SPECIALTY RETAIL — 6.2%
AutoZone, Inc. (a)	330	238,606
Best Buy Co., Inc.	14,812	728,010
Dick’s Sporting Goods, Inc.	2,686	130,701
Gap, Inc.	15,466	375,669

		1,472,986

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	5,306	762,260

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Michael Kors Holdings, Ltd. (a)	4,027	153,469

TOBACCO — 4.3%
Altria Group, Inc.	8,673	619,426
Philip Morris International, Inc.	3,616	408,246

		1,027,672

TRADING COMPANIES & DISTRIBUTORS — 3.3%
United Rentals, Inc. (a)	6,360	795,318

TOTAL COMMON STOCKS (Cost $21,951,239)		23,705,591

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $231,771)	231,771	231,771

TOTAL INVESTMENTS — 99.9% (Cost $22,183,010)		23,937,362
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		14,554

NET ASSETS — 100.0%		$23,951,916

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$761,802	$—	$—	$761,802
Auto Components	684,398	—	—	684,398
Automobiles	215,523	—	—	215,523
Beverages	243,988	—	—	243,988
Biotechnology	1,118,334	—	—	1,118,334
Chemicals	337,038	—	—	337,038
Consumer Finance	91,232	—	—	91,232
Diversified Telecommunication Services	516,068	—	—	516,068
Food Products	960,531	—	—	960,531
Health Care Providers & Services	2,412,264	—	—	2,412,264
Hotels, Restaurants & Leisure	440,108	—	—	440,108
Insurance	604,022	—	—	604,022
Internet & Catalog Retail	1,439,853	—	—	1,439,853
Internet Software & Services	2,239,211	—	—	2,239,211
IT Services	1,004,889	—	—	1,004,889
Media	1,699,498	—	—	1,699,498
Pharmaceuticals	1,264,844	—	—	1,264,844
Real Estate Investment Trusts (REITs)	670,191	—	—	670,191
Road & Rail	164,388	—	—	164,388
Semiconductors & Semiconductor Equipment	58,722	—	—	58,722
Software	2,566,982	—	—	2,566,982
Specialty Retail	1,472,986	—	—	1,472,986
Technology Hardware, Storage & Peripherals	762,260	—	—	762,260
Textiles, Apparel & Luxury Goods	153,469	—	—	153,469
Tobacco	1,027,672	—	—	1,027,672
Trading Companies & Distributors	795,318	—	—	795,318
Short-Term Investment	231,771	—	—	231,771

TOTAL INVESTMENTS	$23,937,362	$—	$—	$23,937,362

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	175,794	$175,794	48,676	224,470	—	$—	$167	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	335,977	104,206	231,771	231,771	272	—

TOTAL		$175,794				$231,771	$439	$—

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 3.4%
Northrop Grumman Corp.	707	$168,153
United Technologies Corp.	294	32,990

		201,143

AIRLINES — 1.3%
Copa Holdings SA Class A	705	79,136

AUTOMOBILES — 0.8%
General Motors Co.	1,346	47,595

BANKS — 12.9%
Bank of America Corp.	10,055	237,198
Citigroup, Inc.	4,331	259,080
JPMorgan Chase & Co.	3,068	269,493

		765,771

BEVERAGES — 0.7%
PepsiCo, Inc.	350	39,151

CAPITAL MARKETS — 0.6%
Morgan Stanley	861	36,885

CHEMICALS — 2.0%
LyondellBasell Industries NV Class A	1,324	120,736

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	3,289	111,168

CONSUMER FINANCE — 3.1%
Discover Financial Services	2,727	186,500

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications, Inc.	1,873	91,309

ELECTRIC UTILITIES — 7.0%
Exelon Corp.	5,203	187,204
PG&E Corp.	1,675	111,153
PPL Corp.	3,091	115,573

		413,930

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	240	37,370

ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger, Ltd.	569	44,439

FOOD PRODUCTS — 4.9%
Archer-Daniels-Midland Co.	1,322	60,865
J.M. Smucker Co.	363	47,582
Tyson Foods, Inc. Class A	2,918	180,070

		288,517

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	797	35,395
Danaher Corp.	831	71,075

		106,470

HEALTH CARE PROVIDERS & SERVICES — 4.2%
HCA Holdings, Inc. (a)	2,073	184,477
McKesson Corp.	220	32,617
UnitedHealth Group, Inc.	206	33,786

		250,880

HOTELS, RESTAURANTS & LEISURE — 1.8%
Royal Caribbean Cruises, Ltd.	1,070	104,978

INSURANCE — 8.3%
MetLife, Inc.	2,172	114,725

Prudential Financial, Inc.	2,013	214,747
Travelers Cos., Inc.	377	45,444
Unum Group	705	33,057
Validus Holdings, Ltd.	1,488	83,908

		491,881

INTERNET & CATALOG RETAIL — 1.7%
Priceline Group, Inc. (a)	58	103,238

MULTI-UTILITIES — 1.4%
DTE Energy Co.	803	81,994

OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp.	1,957	121,334
Exxon Mobil Corp.	849	69,627
Occidental Petroleum Corp.	636	40,297
Rice Energy, Inc. (a)	3,666	86,884
Valero Energy Corp.	2,670	176,994
Williams Cos., Inc.	3,021	89,391

		584,527

PHARMACEUTICALS — 5.7%
Johnson & Johnson	1,232	153,445
Merck & Co., Inc.	2,879	182,932

		336,377

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
STORE Capital Corp.	5,056	120,737
Sun Communities, Inc. REIT	765	61,453

		182,190

ROAD & RAIL — 3.0%
Union Pacific Corp.	1,700	180,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Intel Corp.	3,676	132,593

SOFTWARE — 2.6%
Electronic Arts, Inc. (a)	361	32,317
Oracle Corp.	902	40,238
VMware, Inc. Class A (a)	902	83,110

		155,665

SPECIALTY RETAIL — 4.2%
Best Buy Co., Inc.	4,007	196,944
Burlington Stores, Inc. (a)	541	52,634

		249,578

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Hewlett Packard Enterprise Co.	5,115	121,225
NetApp, Inc.	2,256	94,414

		215,639

TOBACCO — 1.1%
Philip Morris International, Inc.	549	61,982

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	1,020	127,551

TOTAL COMMON STOCKS (Cost $5,341,610)		5,829,257

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b) (c) (Cost $100,925)	100,925	$100,925

TOTAL INVESTMENTS — 99.9% (Cost $5,442,535)		5,930,182
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,069

NET ASSETS — 100.0%		$5,938,251

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$201,143	$—	$—	$201,143
Airlines	79,136	—	—	79,136
Automobiles	47,595	—	—	47,595
Banks	765,771	—	—	765,771
Beverages	39,151	—	—	39,151
Capital Markets	36,885	—	—	36,885
Chemicals	120,736	—	—	120,736
Communications Equipment	111,168	—	—	111,168
Consumer Finance	186,500	—	—	186,500
Diversified Telecommunication Services	91,309	—	—	91,309
Electric Utilities	413,930	—	—	413,930
Electrical Equipment	37,370	—	—	37,370
Energy Equipment & Services	44,439	—	—	44,439
Food Products	288,517	—	—	288,517
Health Care Equipment & Supplies	106,470	—	—	106,470
Health Care Providers & Services	250,880	—	—	250,880
Hotels, Restaurants & Leisure	104,978	—	—	104,978
Insurance	491,881	—	—	491,881
Internet & Catalog Retail	103,238	—	—	103,238
Multi-Utilities	81,994	—	—	81,994
Oil, Gas & Consumable Fuels	584,527	—	—	584,527
Pharmaceuticals	336,377	—	—	336,377
Real Estate Investment Trusts (REITs)	182,190	—	—	182,190
Road & Rail	180,064	—	—	180,064
Semiconductors & Semiconductor Equipment	132,593	—	—	132,593
Software	155,665	—	—	155,665
Specialty Retail	249,578	—	—	249,578
Technology Hardware, Storage & Peripherals	215,639	—	—	215,639
Tobacco	61,982	—	—	61,982
Trading Companies & Distributors	127,551	—	—	127,551
Short-Term Investment	100,925	—	—	100,925

TOTAL INVESTMENTS	$5,930,182	$—	$—	$5,930,182

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,318	$31,318	24,823	56,141	—	$—	$31	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	179,170	78,245	100,925	100,925	97	—

TOTAL		$31,318				$100,925	$128	$—

See accompanying Notes to Schedules of Investments.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that each Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2017 (Unaudited)

The value of each Portfolio’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended March 31, 2017.

Loan Agreements

The Blackstone/GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017, are disclosed in the Portfolios’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$118,737,176	$1,322,403	$8,478,966	$(7,156,563)
SSGA Income Allocation Portfolio	96,779,023	4,568,615	1,581,042	2,987,573
SSGA Global Allocation Portfolio	188,295,192	9,146,471	368,646	8,777,825
Blackstone/GSO Senior Loan Portfolio	1,591,683,851	13,919,179	2,448,498	11,470,681
SSGA Ultra Short Term Bond Portfolio	17,956,711	41,471	4,725	36,746
State Street DoubleLine Total Return Tactical Portfolio	3,303,931,050	14,055,227	45,992,892	(31,937,665)
SSGA MFS Systematic Core Equity Portfolio	5,913,073	877,619	116,171	761,448
SSGA MFS Systematic Growth Equity Portfolio	22,183,010	2,111,463	357,111	1,754,352
SSGA MFS Systematic Value Equity Portfolio	5,442,535	528,024	40,377	487,647

Other information regarding the portfolios is available in the portfolios’ most recent Report to Shareholders. This information is also available on the portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

BY:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

BY:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017